                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 2/29/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)

  PAR
 AMOUNT
 (000)                             DESCRIPTION                                 COUPON     MATURITY       VALUE
-------   ---------------------------------------------------------------   -----------   --------   --------------
          MUNICIPAL BONDS 114.2%
          ALABAMA 1.5%
$ 1,000   Alabama Spl Care Fac Fin Auth
             Methodist Home for the Aging................................         6.300%  06/01/24   $      955,580
  4,500   Alabama St Indl Dev Auth Solid
             Waste Disp Rev Pine City
             Fiber Co (AMT)..............................................         6.450   12/01/23        4,238,415
  8,055   Alabama St Indl Dev Auth Solid
             Waste Disp Rev Pine City Fiber Co
            (GTY AGMT: Boise
             Cascade Corp) (AMT).........................................         6.450   12/01/23        7,589,743
  3,500   Alexander City, AL Spl Care Fac
             Fin Auth Med Fac Rev Russell
             Hosp Corp Ser A.............................................         5.750   12/01/36        3,134,985
  3,000   Butler, AL Indl Dev Brd Solid GA
             PAC Corp Proj Rfdg (AMT)....................................         5.750   09/01/28        2,485,920
  4,000   Colbert Cnty Northwest Auth
             Hlthcare Fac................................................         5.750   06/01/27        3,652,240
  3,280   Courtland, AL Indl Dev Brd
             Environmental Impt Rev Intl
             Paper Co Proj Rfdg Ser A (AMT)..............................         5.800   05/01/22        3,111,244
  7,000   Courtland, AL Indl Dev Brd
             Environmental Impt Rev Intl
             Paper Co Proj Ser B (AMT)...................................         6.250   08/01/25        6,908,300
  1,235   Courtland, AL Indl Dev Brd Solid
             Waste Disp Champion Intl Corp
             Proj Rfdg (AMT).............................................         6.000   08/01/29        1,159,319
  2,460   Huntsville Carlton Cove, AL
             Carlton Cove Inc Proj Ser A (a)(b) .........................   8.000/5.200   11/15/19        1,147,049
  6,000   Huntsville Carlton Cove, AL
             Carlton Cove Inc Proj Ser A (b) ............................   8.125/5.281   11/15/31        2,783,940

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
  7,500   Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Ser A
             (Prerefunded @ 12/01/12)....................................         8.250   12/01/32        9,122,250
  4,000   Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Ser A
             (Prerefunded @ 12/01/12)....................................         8.125   12/01/26        4,844,040
  8,835   Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Vlg Proj..................................         5.500   01/01/43        7,156,527
  1,250   Phenix Cnty, AL Environmental
             Impt Rev Rfdg (AMT).........................................         6.350   05/15/35        1,234,700
                                                                                                     --------------
                                                                                                         59,524,252
                                                                                                     --------------
          ALASKA 0.4%
    830   Alaska Indl Dev & Expt Auth
             Upper Lynn Canal Regl Pwr
             (AMT).......................................................         5.800   01/01/18          776,149
  3,545   Alaska Indl Dev & Expt Auth
             Upper Lynn Canal Regl Pwr
             (AMT).......................................................         5.875   01/01/32        3,064,121
  2,000   Alaska Indl Dev & Expt Auth
             Williams Lynks AK Cargoport
             (AMT) (Acquired 05/17/01,
              Cost $2,000,451) (c) ......................................         8.125   05/01/31        2,067,880
  7,265   Juneau, AK City & Borough Rev
             Saint Ann's Care Ctr Proj...................................         6.875   12/01/25        6,987,259
 31,900   Northern Tob Sec Corp AK Tob
             Settlement Rev Cap Apprec
             First Sub Ser B.............................................           *     06/01/46        1,979,395
 20,860   Northern Tob Sec Corp AK Tob
             Settlement Rev Cap Apprec
             Second Sub Ser C............................................           *     06/01/46        1,158,773
                                                                                                     --------------
                                                                                                         16,033,577
                                                                                                     --------------
          ARIZONA 4.0%
  5,000   Arizona Hlth Fac Auth Rev Ter
             Proj Ser A (Prerefunded @ 11/15/13).........................         7.500   11/15/23        5,846,600
  9,000   Arizona Hlth Fac Auth Rev Ter
             Proj Ser A (Prerefunded @ 11/15/13).........................         7.750   11/15/33       10,865,070

  3,000   Casa Grande, AZ Indl Dev Auth
             Hosp Rev Casa Grande Regl
             Med Ctr Rfdg Ser A..........................................         7.125   12/01/24        3,073,620
  6,850   Casa Grande, AZ Indl Dev Auth
             Hosp Rev Casa Grande Regl
             Med Ctr Rfdg Ser A..........................................         7.250   12/01/19        7,108,176
  6,750   Casa Grande, AZ Indl Dev Auth
             Hosp Rev Casa Grande Regl
             Med Ctr Rfdg Ser A..........................................         7.625   12/01/29        7,091,752
  2,770   Cochise Cnty, AZ Indl Dev Auth
             Sierra Vista Regl Hlth Ctr Proj.............................         7.750   12/01/30        2,916,948
  1,475   Coconino Cnty, AZ Pollutn Ctl
             Corp Tucson Elec Pwr Navajo
             Ser A (AMT).................................................         7.125   10/01/32        1,490,901
  7,000   Flagstaff, AZ Indl Dev Auth Rev
             Sr Living Cmnty Northn AZ Proj
             (Prerefunded @ 3/01/13).....................................         6.200   09/01/28        7,253,960
  1,000   Flagstaff, AZ Indl Dev Auth Rev
             Sr Living Cmnty Northn AZ Proj
             (Prerefunded @ 3/01/13).....................................         6.300   09/01/38        1,038,060
  5,835   Flagstaff, AZ Indl Dev Auth Rev
             Sr Living Cmnty Northn AZ Proj
             (Prerefunded @ 3/01/13).....................................         7.500   03/01/35        6,973,934
  5,300   Flagstaff, AZ Indl Dev Auth Rev
             Sr Living Cmnty Northn AZ Proj
             Rfdg........................................................         5.700   07/01/42        4,392,004
  5,200   Peoria, AZ Indl Dev Auth Rev
             Sierra Winds Life Rfdg Ser A................................         6.375   08/15/29        5,089,864
  3,500   Peoria, AZ Indl Dev Auth Rev
             Sierra Winds Life Rfdg Ser A................................         6.500   08/15/31        3,460,450
 30,000   Phoenix, AZ Civic Impt Corp
             Excise Tax Rev Civic Plaza
             Expansion Proj Ser A (FGIC
             Insd) (d) ..................................................         5.000   07/01/41       27,803,800
  2,905   Pima Cnty, AZ Indl Dev Auth Ed
             Rev Excalibur Charter Sch
             Proj (a) ...................................................         7.750   08/01/33        2,952,903

  4,385   Pima Cnty, AZ Indl Dev Auth Ed
             Rev Fac Acclaim Charter Sch
             Proj (a) ...................................................         5.800   12/01/36        3,673,271
  4,225   Pima Cnty, AZ Indl Dev Auth Ed
             Rev Fac Premier & Air Co....................................         7.000   09/01/35        3,688,847
  3,030   Pima Cnty, AZ Indl Dev Auth Ed
             Rev Milestones Charter Sch
             Dist (a) ...................................................         7.500   11/01/33        2,990,489
  1,000   Pima Cnty, AZ Indl Dev Auth Ed
             Rev Milestones Charter Sch
             Proj........................................................         6.750   11/01/33          898,820
  3,840   Pima Cnty, AZ Indl Dev Auth Fac
             Choice Ed & Dev Corp Proj...................................         6.375   06/01/36        3,506,304
  4,345   Pima Cnty, AZ Indl Dev Auth Fac
             Desert Heights Charter Sch (a) .............................         7.500   08/01/33        4,274,437
  3,500   Pima Cnty, AZ Indl Dev Auth Fac
             Skyline Tech High Sch Proj..................................         7.500   02/01/34        3,157,245
  6,000   Pima Cnty, AZ Indl Dev Auth
             Lease Rev Constellation Sch
             Proj........................................................         7.000   01/01/38        5,430,600
  6,750   Pima Cnty, AZ Indl Dev Auth Rev
             La Posada at Pk Ctr Ser A...................................         7.000   05/15/27        6,785,033
  5,500   Pima Cnty, AZ Indl Dev Auth Wtr
             & Wastewater Rev Global Wtr
             Res LLC Proj (AMT) (Acquired
             12/15/06, Cost $5,500,000) (c) .............................         5.750   12/01/32        4,513,245
    855   Red Hawk Canyon Cmnty Fac
             Dist No 2 AZ Dist Assmt Rev
             Ser A.......................................................         6.500   12/01/12          905,086
  1,000   Sundance Cmnty Fac Dist AZ (e).................................         6.250   07/15/29          952,970
  3,109   Sundance Cmnty Fac Dist AZ
             Assmt Dist Spl Assmt Rev No 2 (e) ..........................         7.125   07/01/27        3,179,232
    748   Sundance Cmnty Fac Dist AZ
             Assmt Dist Spl Assmt Rev No 3...............................         6.500   07/01/29          725,695
  2,990   Tucson, AZ Multi-Family Rev Hsg
             Catalina Asstd Living Ser A
             (AMT).......................................................         6.500   07/01/31        2,261,905

  5,915   Verrado Cmnty Fac Dist No 1 AZ ................................         5.350   07/15/31        4,938,493
  7,600   Verrado Cmnty Fac Dist No 1 AZ ................................         6.500   07/15/27        7,529,092
  4,000   Vistancia Cmnty Fac Dist AZ ...................................         6.750   07/15/22        4,140,840
  4,000   Yavapai Cnty, AZ Indl Dev Auth
             Hosp Fac Rev Yavapai Regl
             Med Ctr Ser A...............................................         6.000   08/01/33        3,984,280
                                                                                                     --------------
                                                                                                        164,893,926
                                                                                                     --------------
          CALIFORNIA 8.2%
  1,000   Abag Fin Auth For Nonprofit Corp
             CA Amern Baptist Homes Rfdg
             Ser A.......................................................         5.850   10/01/27          957,710
  3,200   Abag Fin Auth For Nonprofit Corp
             CA Amern Baptist Homes Rfdg
             Ser A.......................................................         6.200   10/01/27        3,201,792
    825   Abag Fin Auth For Nonprofit Corp
             CA Ctf Partn (Prerefunded @
             11/15/08)...................................................         6.375   11/15/15          857,266
  3,455   Abag Fin Auth For Nonprofit Corp
             CA Ctf Partn (Prerefunded @
             11/15/08)...................................................         6.375   11/15/28        3,613,343
  3,950   Agua Mansa, CA Indl Growth
             Assn Spl Tax Cmnty Fac Dist
             No 2002-1 (LOC: American
             Express Co.)................................................         6.500   09/01/33        3,908,762
  1,295   Alvord, CA Uni Sch Dist Cmnty
             Fac Dist Spl Tax Ser A......................................         5.000   09/01/36        1,002,485
  1,580   Alvord, CA Uni Sch Dist Cmnty
             Fac Dist Spl Tax Ser B......................................         5.000   09/01/36        1,219,096
  4,935   Beaumont, CA Fin Auth Loc Agy
             Rev Ser A (Prerefunded @
             9/01/13)....................................................         7.000   09/01/33        5,856,068
  1,875   Beaumont, CA Fin Auth Loc Agy
             Ser D.......................................................         5.800   09/01/35        1,658,906
  3,000   Blythe, CA Redev Agy Proj .....................................         5.750   05/01/34        2,628,480
  5,000   California Cnty, CA Tob Sec Agy
             Tob LA Cnty (f) ............................................   0.000/5.450   06/01/28        3,440,950
  5,000   California Cnty, CA Tob Sec Agy
             Tob LA Cnty (f) ............................................   0.000/5.600   06/01/36        3,326,100

  5,950   California Cnty, CA Tob Sec Cap
             Apprec Stanislaus Sub Ser B.................................           *     06/01/46          342,958
 20,000   California Cnty, CA Tob Sec Cap
             Apprec Stanislaus Sub Ser C.................................           *     06/01/55          480,000
 20,000   California Cnty, CA Tob Sec Cap
             Apprec Stanislaus Sub Ser D.................................           *     06/01/55          382,600
 30,390   California St (d)..............................................         5.000   09/01/26       28,909,976
    150   California St (Prerefunded @
             9/01/10)....................................................         5.250   09/01/26          158,541
  4,000   California Statewide Cmnty CA
             Baptist Univ Ser A..........................................         5.500   11/01/38        3,412,360
  2,710   California Statewide Cmnty Dev
             Auth Multi-Family Rev Hsg
             Heritage Pointe Sr Ap Ser QQ
             (Prerefunded @ 4/01/08) (AMT)
             (Acquired 2/19/02,
             Cost $2,703,225) (c) .......................................         7.500   10/01/26        2,801,652
  2,500   California Statewide Cmnty Dev
             Auth Rev ARS Insd Ser D (FSA
             Insd) (g) (l) ..............................................         7.150   04/01/32        2,500,000
  3,000   California Statewide Cmnty Dev
             Auth Rev CA Statewide Inland
             Regl Ctr Proj...............................................         5.375   12/01/37        2,626,950
 11,800   California Statewide Cmnty Dev
             Auth Rev Cnty Museum Art Proj
             Ser B (FGIC Insd) (g) (l) ..................................         7.450   12/01/37       11,800,000
  4,000   California Statewide Cmnty Dev
             Auth Rev Elder Care Alliance
             Ser A (Prerefunded @
             11/15/12)...................................................         8.000   11/15/22        4,798,160
  7,300   California Statewide Cmnty Dev
             Auth Rev Front Porch Cmnty &
             Svc Ser A (e) ..............................................         5.125   04/01/37        6,170,690
  3,220   California Statewide Cmnty Dev
             Auth Rev Lancer Ed Student
             Hsg Proj....................................................         5.625   06/01/33        2,790,291
  2,000   California Statewide Cmnty Dev
             Auth Rev Notre Dame De
             Namur Univ..................................................         6.500   10/01/23        1,981,520

  2,500   California Statewide Cmnty Dev
             Auth Rev Notre Dame De
             Namur Univ..................................................         6.625   10/01/33        2,433,800
  5,310   California Statewide Cmnty Dev
             Auth Rev Thomas Jefferson
             Sch of Law (Prerefunded @
             10/01/11)...................................................         7.750   10/01/31        6,104,164
  4,500   California Statewide Cmnty Dev
             Auth San Francisco Art Inst
             (Acquired  7/05/02,
             Cost $4,500,000) (c) .......................................         7.375   04/01/32        4,543,335
  6,185   California Statewide Cmnty Dev
             Auth Spl Tax Cmnty Fac Dist
             2007 1 Orinda...............................................         6.000   09/01/37        5,569,283
  3,220   California Statewide Cmnty Hosp
             Napa Vly Proj Ser A.........................................         7.000   01/01/34        3,264,887
  2,615   Carlsbad, CA Spl Tax Non
             Escrow Cmnty Fac 3 Impt 2...................................         6.100   09/01/28        2,393,928
  3,730   Carlsbad, CA Spl Tax Non
             Escrow Cmnty Fac 3 Impt 2...................................         6.200   09/01/38        3,401,536
  1,360   Chino, CA Fac Dist No 3 Impt
             Area 1......................................................         5.750   09/01/34        1,213,841
  2,850   Contra Costa Cnty, CA
             Multi-Family Hsg Rev Ser C
             (AMT) (Acquired 6/08/99,
             Cost $2,850,000) (c) .......................................         6.750   12/01/30        2,859,063
  1,500   Corona Norco, CA Uni Sch Dist
             Ser A.......................................................         5.700   09/01/29        1,336,770
  1,860   Fontana, CA Spl Tax Cmnty Fac
             Dist No 11 Ser B............................................         6.500   09/01/28        1,933,991
  3,695   Fontana, CA Spl Tax Cmnty Fac
             Dist No 22 Sierra...........................................         5.850   09/01/25        3,390,126
  3,000   Fontana, CA Spl Tax Cmnty Fac
             Dist No 22 Sierra...........................................         6.000   09/01/34        2,701,950
 25,380   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A (d) ...................................         5.000   06/01/45       22,293,411
 33,000   Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A-1......................................         5.125   06/01/47       26,582,490
  1,000   Imperial Beach, CA Pub Palm Ave
             Coml Redev Proj Ser A.......................................         5.850   06/01/28          912,070

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
  3,000   Imperial Beach, CA Pub Palm Ave
             Coml Redev Proj Ser A.......................................         6.000   06/01/33        2,726,940
  1,500   Indio, CA Redev Agy Tax Alloc
             Sub Merged Proj Area Ser B..................................         6.375   08/15/33        1,441,650
    985   Indio, CA Redev Agy Tax Alloc
             Sub Merged Proj Area Ser B..................................         6.500   08/15/34          961,291
  1,000   Irvine, CA Impt Bd Act 1915
             Assmt Dist No 00 18 Grp 4...................................         5.375   09/02/26          913,500
  1,500   Irvine, CA Impt Bd Act 1915
             Assmt Dist No 03 19 Grp 2...................................         5.500   09/02/29        1,372,035
  4,000   Jurupa, CA Cmnty Svc Dist Spl
             Cmnty Fac Dist No 4 Ser A...................................         5.700   09/01/34        3,476,480
  3,500   La Verne, CA Ctf Partn Brethren
             Hillcrest Home Ser B........................................         6.625   02/15/25        3,629,325
    655   Los Angeles, CA Cmnty Fac Dist
             Spl Tax No 3 Cascades
             Business Pk.................................................         6.400   09/01/22          657,103
  6,385   Millbrae, CA Residential Fac Rev
             Magnolia of Millbrae Proj Ser A
             (AMT).......................................................         7.375   09/01/27        6,477,774
  1,000   Moreno Valley, CA Spl Tax
             Towngate Cmnty Fac Dist 87-1
             (Prerefunded @ 4/01/08).....................................         7.125   10/01/23        1,003,960
  2,000   Murrieta, CA Cmnty Fac Dist No 2
             Oaks Impt Area Ser B........................................         6.000   09/01/34        1,790,100
  3,645   Norco, CA Spl Tax Cmnty Fac
             Dist No 01-1 (Prerefunded @
             9/01/12)....................................................         6.750   09/01/22        4,233,886
    955   Oakley, CA Pub Fin Auth Rev ...................................         6.000   09/02/28          871,638
    955   Oakley, CA Pub Fin Auth Rev ...................................         6.000   09/02/34          854,763
 10,000   Palomar Pomerado Hlthcare Dist
             CA Ctf Partn Ser C (FSA
             Insd) (g) (l)...............................................         6.740   11/01/36       10,000,000
  4,000   Perris, CA Cmnty Fac Dist Spl
             Tax No 01-2 Ser A...........................................         6.375   09/01/32        3,851,520
  1,815   Perris, CA Pub Fin Auth Loc Agy
             Rev Ser D...................................................         7.875   09/01/25        1,816,706

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
  5,500   Quechan Indian Tribe Ft Yuma
             Indian Reservation CA & Govt
             Proj........................................................         7.000   12/01/27        5,260,530
  1,845   Riverside, CA Uni Sch Dist Tax
             Cmnty Fac Dist 15 Impt Area 1...............................         5.600   09/01/34        1,579,339
  2,500   Roseville, CA Spl Tax Fountains
             Cmnty Fac Dist No 1.........................................         6.125   09/01/38        2,251,725
  1,375   San Diego, CA Cmnty Fac Ser A
             (Acquired  6/30/06,
             Cost $1,375,000) (c) .......................................         5.700   09/01/26        1,244,004
  4,000   San Diego, CA Cmnty Fac Ser A
             (Acquired 6/30/06,
             Cost $4,000,000) (c) .......................................         5.750   09/01/36        3,549,440
  2,000   San Jose, CA Cmnty Fac Dist Spl
             Tax No 9 Bailey Hwy 101.....................................         6.600   09/01/27        2,027,640
  2,630   San Jose, CA Cmnty Fac Dist Spl
             Tax No 9 Bailey Hwy 101.....................................         6.650   09/01/32        2,664,216
  8,123   San Jose, CA Multi-Family Hsg
             Rev Helzer Courts Apt Proj Ser A (AMT)......................         6.400   12/01/41        7,168,304
  1,000   San Marcos, CA Pub Fac Auth
             Spl Tax Rev Ser A...........................................         5.650   09/01/36          915,290
 13,300   Silicon Vly Tob Sec Auth CA Tob
             Settlement Rev Ser A........................................           *     06/01/36        1,730,197
 10,750   Silicon Vly Tob Sec Auth CA Tob
             Settlement Rev Ser A........................................           *     06/01/41          974,810
 21,000   Silicon Vly Tob Sec Auth CA Tob
             Settlement Rev Ser A........................................           *     06/01/47        1,234,800
 52,500   Silicon Vly Tob Sec Auth CA Tob
             Settlement Rev Ser C........................................           *     06/01/56        1,164,450
 17,500   Silicon Vly Tob Sec Auth CA Tob
             Settlement Rev Ser D........................................           *     06/01/56          308,000
  4,000   Temecula, CA Pub Fin Auth Spl
             Tax Roripaugh Cmnty Fac Dist 03 2...........................         5.500   09/01/36        2,860,720
 10,000   Tobacco Sec Auth Northn CA Tob
             Settlement Rev Ser A1.......................................         5.500   06/01/45        8,590,100
 15,000   Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A1....................................         5.000   06/01/37       12,136,200
 23,190   Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A1....................................         5.125   06/01/46       18,706,677

  1,600   Turlock, CA Hlth Fac Rev
             Emanuel Med Ctr Inc.........................................         5.375   10/15/34        1,400,704
  1,000   Upland, CA Cmnty Fac Dist 2003
             San Antonio Impt Ser 1A.....................................         5.900   09/01/24          979,880
  1,500   Upland, CA Cmnty Fac Dist 2003
             San Antonio Impt Ser 1A.....................................         6.000   09/01/34        1,448,910
  7,115   Val Verde, CA Uni Sch Dist Fin
             Auth Spl Tax Rev Jr Lien Rfdg...............................         6.250   10/01/28        6,801,656
  1,920   Vallejo, CA Ctf Partn Touro Univ ..............................         7.250   06/01/16        1,992,902
  3,635   Vallejo, CA Pub Fin Auth Loc
             Hiddenbrooke Impt Dist Ser A................................         5.800   09/01/31        3,260,304
  4,000   Woodland, CA Spl Tax Cmnty
             Fac Dist 1 Spring Lake......................................         6.250   09/01/34        3,771,080
  1,060   Yuba City, CA Redev Agy Tax
             Hsg Set Aside Ser B (a) ....................................         6.000   09/01/31          969,858
  1,880   Yuba City, CA Redev Agy Tax
             Hsg Set Aside Ser B (a) ....................................         6.000   09/01/39        1,689,048
                                                                                                     --------------
                                                                                                        334,520,756
                                                                                                     --------------
          COLORADO 3.3%
  2,175   Antelope Heights Metro Dist CO
             (Prerefunded @ 12/01/13)....................................         8.000   12/01/23        2,676,707
  1,350   Arvada, CO Multi-Family Rev Hsg
             Arvada Nightingale Proj Rfdg
             (AMT) (Acquired 4/16/99,
             Cost $1,350,000) (c) .......................................         6.250   12/01/18        1,350,027
  1,060   Beacon Pt Metro Dist CO Ser A .................................         6.125   12/01/25          900,173
  1,005   Beacon Pt Metro Dist CO Ser A .................................         6.250   12/01/35          823,698
  1,845   Bradburn Metro Dist No 3 CO ...................................         7.500   12/01/33        1,802,583
  1,860   Briargate Ctr Business Impt Dist
             CO Ser A....................................................         7.450   12/01/32        1,889,704
  3,500   Bromley Pk Metro Dist CO No 2
             (Prerefunded @ 12/01/12) (a) ...............................         8.050   12/01/32        4,233,355
  2,000   Bromley Pk Metro Dist CO No 2
             Ser B (Prerefunded @ 12/01/12)..............................         8.050   12/01/32        2,419,060
  4,575   Broomfield Vlg Metro Dist No 2
             CO Impt Rfdg................................................         6.250   12/01/32        3,932,761

  4,835   Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Frontier
             Academy (Prerefunded @ 6/01/11).............................         7.375   06/01/31        5,422,549
  2,500   Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Platte
             Academy Ser A (Prerefunded @ 3/01/10).......................         7.250   03/01/32        2,709,475
  1,005   Colorado Ed & Cultural Fac Auth
             Rev Denver Academy Rfdg Ser A...............................         7.000   11/01/23        1,034,869
    810   Colorado Ed & Cultural Fac Auth
             Rev Denver Academy Rfdg Ser A...............................         7.125   11/01/28          830,704
  2,100   Colorado Ed & Cultural Fac
             Montessori Sch of Denver Proj...............................         7.500   06/01/22        2,222,367
  2,575   Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care Ser A..........................................         5.250   07/01/27        2,145,232
  5,300   Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care Ser A..........................................         5.300   07/01/37        4,258,020
  3,000   Colorado Hlth Fac Auth Rev
             Amern Baptist Home Ser A....................................         5.900   08/01/37        2,581,050
  2,000   Colorado Hlth Fac Auth Rev
             Christian Living Cmnty Proj A...............................         5.750   01/01/37        1,719,100
  8,500   Colorado Hlth Fac Auth Rev Hosp
             Vly View Assn Proj..........................................         5.250   05/15/42        7,184,710
    165   Colorado Hsg Fin Auth Single
             Family Pgm Sr B2 (AMT)......................................         6.800   04/01/30          170,049
  1,250   Copperleaf Met Dist No 2 CO ...................................         5.950   12/01/36          985,600
  3,210   Cross Creek Met Dist No 2 CO
             Ltd Tax Rfdg................................................         6.125   12/01/37        2,573,971
  1,435   Eagle Cnty, CO Air Term Corp
             Ser A (AMT).................................................         7.000   05/01/21        1,450,771
    990   Eagle Cnty, CO Air Term Corp
             Ser A (AMT).................................................         7.125   05/01/31        1,004,969

  2,930   Eagle Riverview Affordable Hsg
             Corp CO Multi-Family Rev Ser A (a) .........................         6.300   07/01/29        2,844,473
  3,000   Elk Valley, CO Pub Impt Pub Impt
             Fee Ser A...................................................         7.350   09/01/31        3,013,530
  5,300   Fronterra Vlg Metro Dist CO
             (Prerefunded @ 12/01/11) (a)................................         8.050   12/01/31        6,218,331
  1,150   High Plains Metro Dist CO Ser A................................         6.125   12/01/25          943,023
  1,750   High Plains Metro Dist CO Ser A................................         6.250   12/01/35        1,379,070
  3,280   La Plata Cnty, CO Rec Fac Rev
             Durango Mtn Resort Proj Rfdg
             Ser A.......................................................         6.875   02/01/12        3,223,978
  3,725   Lafayette, CO Indl Dev Rev Rocky
             Mtn Instr Proj Ser A (AMT)..................................         7.000   10/01/18        2,988,530
    270   Lafayette, CO Indl Dev Rev Rocky
             Mtn Instr Proj Ser B (a) ...................................         6.125   10/01/08          258,773
  6,235   Lake Creek Affordable Hsg Corp
             Hsg Proj Rfdg Ser A.........................................         6.250   12/01/23        6,102,943
  5,000   Montezuma Cnty, CO Hosp Dist
             Hlth Fac Enterprise Hosp Rfdg...............................         5.900   10/01/37        4,328,150
  6,200   Montrose Cnty, CO Hlthcare Fac
             Rev Homestead at Montrose Ser A.............................         7.000   02/01/38        6,250,592
  4,185   Montrose, CO Mem Hosp Brd .....................................         6.000   12/01/28        4,068,531
  3,000   Montrose, CO Mem Hosp Brd .....................................         6.000   12/01/33        2,834,730
  1,000   Neu Towne, CO Metro Dist (b)...................................   7.250/1.800   12/01/34          598,310
  2,745   North Range Metro Dist No 1 CO
             Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01,
             Cost $2,665,506) (c) .......................................         7.250   12/15/31        3,101,219
  1,830   North Range Metro Dist No 2 CO
             Ltd Tax.....................................................         5.500   12/15/27        1,537,237
  1,200   North Range Metro Dist No 2 CO
             Ltd Tax.....................................................         5.500   12/15/37          962,640
  6,450   Northwest, CO Metro Dist No 3
             Ltd Tax.....................................................         6.250   12/01/35        5,286,420

  6,490   Rampart Range Metro Dist No 1
             Co Rev Rampart Range Metro
             Dist No 2 Proj (Prerefunded @
             12/01/11)...................................................         7.750   12/01/26        7,426,767
  1,850   Rendezvous Residential Metro
             Dist CO (Prerefunded @
             12/01/13)...................................................         8.000   12/01/21        2,196,579
  1,000   Serenity Ridge, CO Metro Dist No
             2 (b) ......................................................   7.500/3.750   12/01/34          737,550
     50   Skyland Metro Dist CO Gunnison
             Cnty Rfdg...................................................         6.750   12/01/22           50,015
    675   Snowmass Vlg, CO Multi-Family
             Hsg Rev Rfdg Ser A..........................................         8.000   09/01/14          669,789
  2,000   Southlands, CO Med Dist Metro
             Dist No 1 (Prerefunded @
             12/01/14)...................................................         7.125   12/01/34        2,390,160
  2,500   Tallgrass Met Dist CO Rfdg &
             Impt........................................................         5.250   12/01/37        1,941,375
    637   Tallyns Reach Metro Dist No 2 .................................         6.375   12/01/23          626,986
    925   Tallyns Reach Metro Dist No 3 .................................         6.625   12/01/23          928,820
  1,000   Tallyns Reach Metro Dist No 3 .................................         6.750   12/01/33          996,830
  4,790   Vista Ridge Metro Dist CO
             (Prerefunded @ 7/01/09).....................................         7.500   12/01/31        5,034,003
                                                                                                     --------------
                                                                                                        135,260,858
                                                                                                     --------------
          CONNECTICUT 0.6%
  3,405   Connecticut St Dev Auth First Mtg
             Gross Rev Hlthcare Proj The
             Elm Pk Baptist Inc Proj.....................................         5.850   12/01/33        3,316,300
  1,500   Connecticut St Dev Auth Indl Afco
             Cargo Bldg LLC Proj (AMT)...................................         8.000   04/01/30        1,542,195
  3,660   Connecticut St Hlth & Ed Fac
             Auth Rev Saint Mary's Hosp
             Issue Ser E.................................................         5.875   07/01/22        3,227,351
  4,475   Georgetown Spl Taxing Dist Ser A
             (Acquired 11/16/06,
             Cost $4,475,000) (c)........................................         5.125   10/01/36        3,392,677
  1,500   Greenwich, CT Hsg Auth
             Multi-Family Rev Hsg
             Greenwich Close Ser B.......................................         7.500   09/01/27        1,470,690

  1,025   Manchester, CT Redev Agy
             Multi-Family Mtg Rev Bennet
             Hsg Dev Rfdg (Acquired 9/05/96,
             Cost $950,288) (a) (c)......................................         7.200   12/01/18        1,045,797
  7,750   Mashantucket Westn Pequot
             Tribe Ser A (e).............................................         5.500   09/01/36        6,561,072
  2,507   New Britain, CT Hsg Auth
             Multi-Family Rev Hsg Franklin
             Square Manor Proj (AMT) (a) ................................         7.000   07/01/21        2,595,848
    540   New Haven, CT Indl Fac Rev Adj
             Govt Ctr Thermal Energies
             (AMT).......................................................         7.250   07/01/09          544,504
                                                                                                     --------------
                                                                                                         23,696,434
                                                                                                     --------------
          DELAWARE 0.1%
  3,965   Wilmington, DE Multi-Family Rent
             Rev Hsg Electra Arms Sr Assoc
             Proj (AMT)..................................................         6.250   06/01/28        3,607,278
                                                                                                     --------------
          DISTRICT OF COLUMBIA 1.6%
  1,545   District of Columbia Rev
             Methodist Home Issue........................................         6.000   01/01/29        1,396,263
  4,935   District of Columbia Tob
             Settlement Fin Corp.........................................         6.500   05/15/33        4,826,726
 13,940   District of Columbia Tob
             Settlement Fin Corp Ser A...................................           *     06/15/46          831,242
 17,500   District of Columbia Tob
             Settlement Fin Corp Ser B...................................           *     06/15/46          969,325
 67,660   District of Columbia Tob
             Settlement Fin Corp Ser C...................................           *     06/15/55        1,619,104
 61,695   Metropolitan Washington DC Arpt
             Auth Sys Ser B (FSA Insd)
            (AMT) (d) ...................................................         5.000   10/01/36       55,956,900
                                                                                                     --------------
                                                                                                         65,599,560
                                                                                                     --------------
          FLORIDA 13.5%
 10,500   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg.....................................         5.875   11/15/42        9,048,060
  1,775   Anthem Pk Cmnty Dev Dist FL
             Cap Impt Rev................................................         5.800   05/01/36        1,472,114
  7,500   Bartram Pk Cmnty Dev Dist FL
             Assmt.......................................................         5.400   05/01/37        5,755,275

  9,860   Beacon Lakes, FL Cmnty Dev Ser A...............................         6.900   05/01/35        9,312,277
  3,075   Beeline Cmnty Dev Dist FL Spl
             Assmt Ser A (h) ............................................         7.000   05/01/37        3,075,000
    975   Bellalago Ed Fac Benefits Ser B ...............................         5.800   05/01/34          816,572
  1,950   Bluewaters Cmnty Dev Dist of FL ...............................         6.000   05/01/35        1,790,256
  1,780   Boca Raton, FL Hsg Auth Mtg
             Hsg First Lien Banyan Pl Sr
             Apts Rfdg (Acquired 3/23/06,
             Cost $1,738,312) (c) .......................................         5.800   10/01/26        1,537,617
  2,355   Boca Raton, FL Hsg Auth Mtg
             Hsg First Lien Banyan Pl Sr
             Apts Rfdg (Acquired 3/23/06,
             Cost $2,322,195) (c) .......................................         5.900   10/01/36        2,021,367
  3,000   Bonnet Creek Resort Cmnty Dev
             Dist FL Spl Assmt...........................................         7.375   05/01/34        3,040,560
  5,000   Bonnet Creek Resort Cmnty Dev
             Dist FL Spl Assmt...........................................         7.500   05/01/34        5,094,300
  5,000   Brevard Cnty, FL Hlth Fac Auth
             Residential Care Fac Rev Buena
             Vida Estates Inc............................................         6.750   01/01/37        4,777,000
  1,460   Brighton Lakes Cmnty Dev Dist
             Ser A.......................................................         6.125   05/01/35        1,359,742
  3,500   Capital Tr Agy FL Rev Ft
             Lauderdale Proj (AMT).......................................         5.750   01/01/32        3,137,820
  2,500   Capital Tr Agy FL Rev Sub
             Orlando Proj (AMT)..........................................         6.750   01/01/32        2,460,425
  3,495   Championsgate Cmnty Dev Dist
             Ser A.......................................................         6.250   05/01/20        3,493,148
  2,240   Citrus Cnty, FL Hosp Brd Rev
             Citrus Mem Hosp Rfdg........................................         6.250   08/15/23        2,286,547
  2,500   Citrus Cnty, FL Hosp Brd Rev
             Citrus Mem Hosp Rfdg........................................         6.375   08/15/32        2,533,750
  8,480   City Ctr Cmnty Dev Dist FL Spl
             Assmt Rev Ser A.............................................         6.000   05/01/38        7,320,614
  1,225   City Ctr Cmnty Dev Dist FL Spl
             Assmt Rev Ser A.............................................         6.125   05/01/36        1,079,519
  3,000   Connerton West Cmnty Dev Dist
             FL Cap Impt Rev Ser B.......................................         5.125   05/01/16        2,615,910

  6,265   Connerton West Cmnty Dev FL
             Ser A (a) ..................................................         5.375   05/01/37        4,813,212
  2,000   Connerton West Cmnty Dev FL
             Ser A.......................................................         5.950   05/01/36        1,696,580
  1,500   Cross Creek Cmnty Dev Dist FL
             Spl Assmt Rev Ser A.........................................         5.600   05/01/39        1,043,760
  2,485   Cross Creek Cmnty Dev Dist FL
             Spl Assmt Rev Ser B.........................................         5.500   05/01/17        1,988,497
  2,400   Cutler Cay, FL Cmnty Dev Dist .................................         6.300   05/01/34        2,294,784
  2,900   Double Brn Cmnty Dev Dist FL
             Spl Assmt Ser A.............................................         6.700   05/01/34        2,926,564
  9,250   Escambia Cnty, FL Environmental
             Ser A (AMT).................................................         5.750   11/01/27        8,528,315
 10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev Ser A
             (Acquired 5/28/03,
             Cost $9,965,746) (c)........................................         6.375   05/01/35        9,203,900
 11,705   Florida Hsg Fin Corp Multi-Family
             Hsg Whistlers Cove Apt Proj
             (AMT).......................................................         6.500   01/01/39       10,768,132
  7,695   Florida Hsg Fin Corp Multi-Family
             Mtg Cutler Glen & Meadows Ser U.............................         6.500   10/01/33        7,651,677
  4,685   Florida Hsg Fin Corp Rev Hsg
             Beacon Hill Apt Ser C (AMT).................................         6.610   07/01/38        4,615,100
  9,040   Florida Hsg Fin Corp Rev Hsg
             Cypress Trace Apt Ser G
             (AMT).......................................................         6.600   07/01/38        8,654,444
 11,395   Florida Hsg Fin Corp Rev Hsg
             Westbrook Apt Ser U (AMT) (a)...............................         6.450   01/01/39       11,119,811
  5,715   Florida Hsg Fin Corp Rev Hsg
             Westchase Apt Ser B (AMT)...................................         6.610   07/01/38        5,418,220
  2,480   Fontainbleau Lakes, FL Cmnty
             Dev Dist Ser A..............................................         6.000   05/01/38        2,074,495
  3,110   Gramercy Farms Cmnty Dev Dist
             FL Spl Assmt Ser A-2 (a)....................................         5.250   05/01/39        2,310,264
  4,900   Gramercy Farms Cmnty Dev Dist
             FL Spl Assmt Ser B..........................................         5.100   05/01/14        4,388,293
  1,965   Greyhawk Landing Cmnty Dev
             Dist FL Spl Assmt Rev Ser A.................................         7.000   05/01/33        2,019,882

  8,000   Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A.........................................         5.375   06/01/46        6,887,280
    225   Heritage Hbr Cmnty Dev Dist FL
             Rev Rec.....................................................         7.750   05/01/23          226,039
    745   Heritage Hbr Cmnty Dev Dist FL
             Rev Spl Assmt Ser A.........................................         6.700   05/01/19          745,782
  7,000   Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             Ser B (AGL Insd) (g) (l)....................................         7.480   11/15/37        7,000,000
 11,500   Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             Ser D (d) ..................................................         5.375   11/15/35       12,568,235
  1,975   Highlands, FL Cmnty Dev Dist Spl
             Assmt.......................................................         5.550   05/01/36        1,522,982
  3,500   Hillsborough Cnty, FL Hsg Fin
             Hsg Clipper Cove Apt Proj Ser A (AMT).......................         7.375   07/01/40        3,562,930
  8,450   Hillsborough Cnty, FL Indl Dev
             Tampa Electric Co Proj......................................         5.500   10/01/23        8,145,547
  1,785   Islands at Doral FL (Prerefunded
             @ 5/01/13)..................................................         6.375   05/01/35        2,003,555
  2,925   Islands at Doral III Cmnty 2004
             Ser A.......................................................         5.900   05/01/35        2,192,814
  4,800   Jacksonville, FL Econ Dev
             Commn Hlthcare Fac Rev FL
             Proton Therapy Inst Rfdg
             (Acquired 8/09/07,
             Cost $4,853,280) (c)........................................         6.250   09/01/27        4,544,304
 20,000   Jea, FL Wtr & Swr Sys Rev
             (MBIA Insd) (d) ............................................         4.750   10/01/40       17,756,700
  3,190   Kendall Breeze Cmnty Dev Dist (a)..............................         6.625   11/01/33        3,625,339
  2,265   Kendall Breeze Cmnty Dev Dist (a)..............................         6.700   11/01/23        2,535,169
  3,795   Keys Cove Cmnty Dev Dist FL
             Assmt Rev...................................................         5.875   05/01/35        3,537,206
    845   Lake Bernadette, FL Cmnty Dev
             Dist Spl Assmt Rev Ser A....................................         8.000   05/01/17          846,893
  9,320   Landmark at Doral Cmnty Dev Ser A..............................         5.500   05/01/38        6,517,756

  3,150   Lee Cnty, FL Indl Dev Auth
             Hlthcare Cypress Cove Hlthpk
             Ser A.......................................................         6.375   10/01/25        3,073,455
  6,000   Lee Cnty, FL Indl Dev Auth
             Hlthcare Fac Rev Cypress Cove
             Hlthpk Ser A................................................         6.750   10/01/32        6,048,000
  3,810   Lee Cnty, FL Indl Dev Auth
             Hlthcare Fac Rev Shell
             PT/Alliance Oblig Group.....................................         5.125   11/15/36        3,061,221
  3,500   Lee Cnty, FL Indl Dev Auth Indl
             Dev Rev Lee Charter Fndtn Ser A.............................         5.250   06/15/27        2,832,830
  3,500   Lee Cnty, FL Indl Dev Auth Indl
             Dev Rev Lee Charter Fndtn Ser A.............................         5.375   06/15/37        2,718,940
  5,670   Leon Cnty, FL Ed Fac Auth Rev
             Southgate Residence Hall Rfdg
             Ser A.......................................................         6.750   09/01/28        5,675,727
  2,840   Marshall Creek Cmnty Dev Dist
             FL Spl Assmt Ser A..........................................         7.650   05/01/32        2,949,624
    105   Miami Beach, FL Hlth Fac Auth
             Hosp Rev Mt Sinai Med Ctr FL Proj...........................         5.375   11/15/18           97,366
  3,605   Miami Beach, FL Hlth Fac Auth
             Hosp Rev Mt Sinai Med Ctr FL
             Proj........................................................         5.375   11/15/28        3,038,258
  5,000   Miami Beach, FL Hlth Fac Auth
             Hosp Rev Mt Sinai Med Ctr FL
             Rfdg (Acquired 4/26/04,
             Cost $4,823,445) (c) .......................................         6.750   11/15/29        4,929,350
  1,790   Miami Beach, FL Hlth Fac Auth
             Hosp Rev Mt Sinai Med Ctr Ser A.............................         6.125   11/15/11        1,825,710
  1,000   Miami Beach, FL Hlth Fac Auth
             Hosp Rev Mt Sinai Med Ctr Ser A.............................         6.700   11/15/19        1,009,610
  3,465   Miami Beach, FL Hlth Fac Auth
             Hosp Rev Mt Sinai Med Ctr Ser A.............................         6.800   11/15/31        3,399,408

19,525    Miami Dade Cnty, FL Hlth Fac
             Auth Hosp Rev ARS Miami
             Childrens Hosp Proj Ser B2
             (MBIA Insd) (g) (l).........................................         8.000   08/01/34       19,525,000
  3,480   Midtown Miami, FL Cmnty Dev FL
             Spl Assmt Rev Ser A.........................................         6.250   05/01/37        3,170,802
  6,520   Midtown Miami, FL Cmnty Dev
             Ser B.......................................................         6.500   05/01/37        5,782,653
  3,975   Miromar Lakes Cmnty Dev Dist
             Rfdg Ser B..................................................         7.250   05/01/12        4,128,117
  1,575   Mount Dora, FL Hlth Fac Auth
             Wtrman Vlg Proj Rfdg Ser A..................................         5.250   08/15/13        1,515,685
  3,000   Mount Dora, FL Hlth Fac Auth
             Wtrman Vlg Proj Rfdg Ser A..................................         5.750   08/15/18        2,799,750
  3,000   Mount Dora, FL Hlth Fac Auth
             Wtrman Vlg Proj Rfdg Ser A (a) .............................         6.750   08/15/25        2,986,200
    275   North Broward, FL Hosp Dist Rev
             Impt (Prerefunded @ 1/15/11)................................         6.000   01/15/31          299,016
  1,323   North Springs, FL Impt Dist Spl
             Assmt Rev...................................................         7.000   05/01/19        1,325,858
  2,500   Northern Palm Beach Cnty Impt
             Dist FL Impt Wtr Ctl & Impt Unit
             Dev No 16 Rfdg..............................................         7.000   08/01/32        2,416,275
  2,220   Northern Palm Beach Cnty Impt
             Dist FL Impt Wtr Ctl & Impt Unit
             Dev No 16 Rfdg..............................................         7.500   08/01/24        2,248,039
  4,300   Northern Palm Beach Cnty Impt
             Dist FL Impt Wtr Ctl & Impt Unit
             Dev No 2A...................................................         6.400   08/01/33        4,297,033
  1,500   Northern Palm Beach Cnty Impt
             Dist FL Impt Wtr Ctl & Impt Unit
             Dev No 43 (Prerefunded @ 8/01/11)...........................         6.125   08/01/31        1,653,435
  3,915   Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E.........................................         6.000   10/01/26        3,980,929
     85   Orange Cnty, FL Hlth Fac Auth
             Hosp Hlthcare Ser E
             (Prerefunded @ 10/01/09)....................................         6.000   10/01/26           89,825

  3,750   Orange Cnty, FL Hlth Fac Auth
             Rev First Mtg Orlando Lutheran
             Tower.......................................................         5.500   07/01/38        3,075,788
  1,000   Orange Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             (Prerefunded @ 11/15/10)....................................         6.375   11/15/20        1,093,400
  2,000   Orange Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             (Prerefunded @ 11/15/10)....................................         6.500   11/15/30        2,193,240
  2,000   Orange Cnty, FL Hlth Fac Auth
             Rev Westminster Cmnty Care..................................         6.600   04/01/24        2,004,200
    570   Orange Cnty, FL Hlth Fac Auth
             Westminster Cmnty Care......................................         6.500   04/01/12          580,705
  2,085   Orange Cnty, FL Hsg Fin Auth
             Hsg Alhambra Trace Apt Proj
             Ser C (a) ..................................................         7.000   04/01/28        2,164,876
  4,050   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Hsg Governors
             Manor Apt F-4...............................................         7.250   10/01/31        4,148,415
    835   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Hsg Lake
             Davis Apt Proj F-1..........................................         7.250   10/01/31          855,290
    220   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Hsg Lake
             Jennie Phase I Proj F-2 (a) ................................         7.250   10/01/31          225,346
    835   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Hsg Lake
             Jennie Phase II Proj F-3....................................         7.250   10/01/31          855,290
    345   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Hsg Mellonville
             Trace Apt F-5 (a) ..........................................         7.250   10/01/31          353,383
  1,505   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Mtg Hands Inc
             Proj Ser A (Acquired 6/19/95,
             Cost $1,505,000) (c) .......................................         7.000   10/01/15        1,591,477
  2,535   Orange Cnty, FL Hsg Fin Auth
             Multi-Family Rev Mtg Hands Inc
             Proj Ser A (Acquired 6/19/95,
             11/24/99, and 3/31/00,
             Cost $2,550,979) (c) .......................................         7.000   10/01/25        2,641,369

  2,280   Overoaks, FL Cmnty Dev Dist
             Cap Impt Rev................................................         8.250   05/01/17        2,286,042
    975   Overoaks, FL Cmnty Dev Dist
             Cap Impt Rev Ser A..........................................         6.125   05/01/35          832,816
  9,570   Palm Beach Cnty, FL Hsg Fin
             Auth Multi-Family Hsg Lake
             Delray Apt Proj Ser A (AMT).................................         6.400   01/01/31        9,251,797
  1,840   Parklands Lee Cmnty Dev Dist FL
             Spl Assmt Ser A.............................................         5.800   05/01/35        1,568,085
  3,880   Parklands West Cmnty Dev Dist
             Spl Assmt Ser A.............................................         6.900   05/01/32        3,963,071
  1,200   Pentathlon Cmnty Dev Dist Spl
             Assmt Rev FL (a) ...........................................         6.700   11/01/23        1,229,076
  1,720   Pentathlon Cmnty Dev Dist Spl
             Assmt Rev FL (a) ...........................................         6.750   11/01/33        1,740,795
  4,925   Pier Pk, FL Cmnty Dev Dist Ser 1 ..............................         7.150   05/01/34        4,995,230
  2,810   Pine Air Lakes Cmnty Dev Dist FL
             Spl Assmt Rev...............................................         7.250   05/01/33        2,890,422
  2,420   Pine Is Cmnty Dev Dist FL Spl Assmt............................         5.750   05/01/35        2,174,055
  1,750   Pine Ridge Plantation Cmnty Ser A..............................         5.400   05/01/37        1,337,823
  7,575   Pinellas Cnty, FL Ed Fac Auth
             Clearwater Christian College Ser A (Acquired 9/05/01,
             Cost $7,241,776) (c) .......................................         7.250   09/01/31        7,720,667
  5,680   Pinellas Cnty, FL Hlth Fac Auth
             Oaks of Clearwtr Proj.......................................         6.250   06/01/34        5,578,726
    650   Piney Z Cmnty Dev Dist FL Cap
             Impt Rev Ser A (Prerefunded @ 5/01/08)......................         7.250   05/01/19          661,732
  1,855   Poinciana Cmnty Dev Dist FL Spl
             Assmt Ser A.................................................         7.125   05/01/31        1,865,815
  1,000   Poinciana West Cmnty Dev Dist .................................         5.875   05/01/22          887,860
  1,500   Poinciana West Cmnty Dev Dist
             FL Spl Assmt................................................         6.000   05/01/37        1,272,795
  7,240   Port Saint Lucie, FL Spl Assmt
             Rev Glassman Spl Assmt Dist
             Ser C (a) ..................................................         6.750   07/01/23        7,556,243

  2,500   Reunion East Cmnty Dev Dist FL
             Spl Assmt...................................................         5.800   05/01/36        2,027,700
  4,940   Reunion West Cmnty Dev Dist ...................................         6.250   05/01/36        4,266,629
  3,760   Saddlebrook, FL Cmnty Ser A ...................................         6.900   05/01/33        3,810,309
     10   Saddlebrook, FL Cmnty Ser B ...................................         6.250   05/01/09            9,976
  6,000   Saint John's Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Proj
             Ser A.......................................................         5.375   01/01/40        4,823,040
  2,220   Saint John's Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Saint
             John's Proj Ser A (Prerefunded
             @ 1/01/10)..................................................         8.000   01/01/17        2,434,763
  6,900   Saint John's Cnty, FL Indl Dev
             Auth Hlthcare Glenmoor Saint
             John's Proj Ser A (Prerefunded
             @ 1/01/10)..................................................         8.000   01/01/30        7,638,369
  5,950   Sarasota Natl Cmnty Dev Dist FL
             Spl Assmt...................................................         5.300   05/01/39        4,399,430
  2,870   Sausalito Bay Cmnty Dev Dist FL
             Spl Assmt (a) ..............................................         6.200   05/01/35        2,616,435
  5,350   Seminole Tribe FL Spl Oblig Rev
             Ser A (e) ..................................................         5.500   10/01/24        4,966,566
  2,830   Seven Oaks, FL Cmnty Dev Dist II
             Spl Assmt Rev Ser A.........................................         5.875   05/01/35        2,314,742
  1,945   Seven Oaks, FL Cmnty Dev Dist II
             Spl Assmt Rev Ser A.........................................         6.400   05/01/34        1,912,052
  3,500   Six Mile Creek Cmnty Dev Dist FL
             Cap Impt Rev................................................         5.875   05/01/38        2,545,585
  4,595   South Dade Venture Cmnty Dev ..................................         6.900   05/01/33        4,706,567
  2,115   South Lake Cnty Hosp Dist FL
             South Lake Hosp Inc.........................................         6.375   10/01/28        2,134,098
  3,000   South Lake Cnty Hosp Dist FL
             South Lake Hosp Inc.........................................         6.375   10/01/34        3,000,480
  1,500   Sterling Hill Cmnty Dev Dist FL
             Cap Impt & Rev Ser A........................................         6.200   05/01/35        1,451,865
  3,000   Stonebrier Cmnty Dev Dist FL ..................................         5.500   05/01/37        2,303,070
     35   Stoneybrook West Cmnty Dev
             Dist FL Spl Assmt Rev Ser B.................................         6.450   05/01/10           34,846

    920   Stoneybrook West Cmnty Dev Ser A...............................         7.000   05/01/32          941,988
  1,705   Sweetwater Creek Cmnty Dev Dist
             FL Cap Impt Rev Ser A.......................................         5.500   05/01/38        1,265,161
 11,875   Tallahassee, FL Hlth Fac Rev
             Tallahassee Mem Hlthcare Proj...............................         6.375   12/01/30       11,892,812
  1,540   Tamarac, FL Indl Dev Rev Sun
             Belt Precision Prods Inc (AMT)..............................         6.500   08/01/17        1,420,850
  3,000   Tampa, FL Hosp Rev Cap Impt H
             Lee Moffitt Ser A...........................................         5.750   07/01/29        2,988,780
 10,040   Tolomato Cmnty, FL Dev Dist Spl
             Assmt.......................................................         6.650   05/01/40        9,403,866
  1,465   Town Ctr at Palm Coast Cmnty
             Dev Dist FL Cap Impt Rev....................................         6.000   05/01/36        1,228,695
  1,195   Trails at Monterey Cmnty Dev Dist
             FL Spl Assmt (a) ...........................................         6.500   05/01/23        1,207,966
  1,715   Trails at Monterey Cmnty Dev Dist
             FL Spl Assmt (a) ...........................................         6.750   05/01/33        1,730,675
  2,475   Treeline Presv Cmnty Dev Dist FL
             Spl Assmt Ser A.............................................         6.800   05/01/39        2,249,082
  1,460   Turnbull Creek Cmnty Dev Dist FL
             Spl Assmt...................................................         5.800   05/01/35        1,178,629
  2,368   University Square Cmnty Dev Dist
             FL Cap Impt Rev (Acquired
             10/07/99, Cost $2,368,000) (c) .............................         6.750   05/01/20        2,397,600
  4,000   University Square Cmnty Dev Dist
             FL Cap Impt Rev Ser A1......................................         5.875   05/01/38        3,306,360
  4,290   Venetian Isles, FL Ser A ......................................         6.750   05/01/33        4,353,063
  4,695   Verandah West Cmnty Dev Dist
             Cap Impt Ser B..............................................         6.625   05/01/33        4,699,132
    875   Vista Lakes Cmnty Dev Dist FL
             Cap Impt Rev Ser A
             (Prerefunded @ 5/01/10).....................................         7.200   05/01/32          951,842
  1,900   Vista Lakes Cmnty Dev Dist FL
             Cap Impt Rev Ser A
             (Prerefunded @ 5/01/12).....................................         6.750   05/01/34        2,120,267
    935   Waterchase Cmnty Dev Dist FL
             Ser A (Prerefunded @
             5/01/11)....................................................         6.700   05/01/32        1,025,162

  2,715   Waterlefe Cmnty Dev Dist FL ...................................         8.125   10/01/25        2,571,376
  7,000   West Vlg Impt Dist FL Rev .....................................         5.500   05/01/38        5,405,960
  2,000   West Vlg Impt Dist FL Rev Spl
             Assmt Unit of Dev No 3......................................         5.500   05/01/37        1,558,640
  4,325   World Comm Cmnty Dev Dist Ser A................................         6.500   05/01/36        3,836,232
  1,925   World Comm Cmnty Dev Dist Ser A1................................        6.250   05/01/22        1,798,759
                                                                                                     --------------
                                                                                                        553,165,698
                                                                                                     --------------
          GEORGIA   3.1%
  5,250   Americus Sumter Cnty, GA Hosp
             Auth Rev South GA Methodist
             Rfdg Ser A..................................................         6.375   05/15/29        5,051,865
  1,685   Atlanta, GA Tax Alloc Atlantic Sta
             Proj (Prerefunded @ 12/01/11)...............................         7.750   12/01/14        1,901,017
  3,000   Atlanta, GA Tax Alloc Atlantic Sta
             Proj (Prerefunded @ 12/01/11)...............................         7.900   12/01/24        3,519,420
  3,420   Atlanta, GA Urban Residential Fin
             Auth Multi-Family Rev John
             Eagan Proj Ser A (AMT)......................................         6.750   07/01/30        3,386,518
 10,000   Atlanta, GA Wtr & Waste Wtr Rev
             (FSA Insd) (d) .............................................         5.000   11/01/34        9,460,850
 40,000   Atlanta, GA Wtr & Waste Wtr Rev
             (FSA Insd) (d)..............................................         5.000   11/01/37       37,843,400
  1,000   Brunswick & Glynn Cnty, GA Dev
             GA PAC Corp Proj Rfdg
             (AMT).......................................................         5.550   03/01/26          818,850
  5,250   Crisp Cnty, GA Dev Auth Intl
             Paper Co Proj Rfdg Ser A
             (AMT).......................................................         6.200   02/01/20        5,273,257
  2,000   Effingham Cnty, GA Dev Auth
             Solfort James Proj (AMT)....................................         5.625   07/01/18        1,737,880
  2,250   Effingham Cnty, GA Indl Dev Auth
             GA PAC Corp Proj Rfdg.......................................         6.500   06/01/31        2,029,973
  1,000   Fulton Cnty, GA Residential Care
             Canterbury Crt Proj Ser A...................................         6.125   02/15/26          926,660
  1,750   Fulton Cnty, GA Residential Care
             Canterbury Crt Proj Ser A...................................         6.125   02/15/34        1,579,393

  3,480   Fulton Cnty, GA Residential Care
             Saint Anne's Ter Proj Rfdg..................................         7.625   12/01/33        3,683,580
    985   Fulton Cnty, GA Residential Care
             Sr Lien RHA Asstd Living Ser A..............................         6.900   07/01/19          988,674
  4,810   Fulton Cnty, GA Residential Care
             Sr Lien RHA Asstd Living Ser A..............................         7.000   07/01/29        4,846,941
  1,000   Gwinnett Cnty, GA Hosp Auth
             Rev Antic Ctf ARS Gwinnett
             Hosp Sys Proj Ser E (FSA
             Insd) (g) (l)...............................................         7.840   07/01/34        1,000,000
 14,125   Hall Cnty Gainesville, GA Hosp
             Auth Rev ARS Antic Ctf
             Northeast Ser A (MBIA
             Insd) (g) (l)...............................................         6.900   05/15/26       14,125,000
  2,500   Medical Ctr Hosp Auth GA Rev
             Spring Hbr Green Is Proj Rfdg...............................         5.250   07/01/27        2,003,950
  2,930   Renaissance On Peachtree Unit
             Invt Tr Ctf GA Custody Ctf..................................         6.000   10/01/25        2,378,047
  1,000   Richmond Cnty, GA Dev Auth Intl
             Paper Co Proj Rfdg Ser A
             (AMT).......................................................         6.000   02/01/25          962,450
  2,500   Rockdale Cnty, GA Dev Auth
             Solid Waste Disp Visy Paper
             Inc Proj Ser A (AMT)........................................         6.125   01/01/34        2,271,750
    920   Savannah, GA Econ Dev Auth
             Rev First Mtg Marshes of
             Skidway Ser A...............................................         7.400   01/01/24          932,668
  3,650   Savannah, GA Econ Dev Auth
             Rev First Mtg Marshes of
             Skidway Ser A...............................................         7.400   01/01/34        3,672,046
 20,685   Tax Exempt Grantor Tr Sr Tier
             Ser A (a) ..................................................         6.000   10/01/25       17,524,332
                                                                                                     --------------
                                                                                                        127,918,521
                                                                                                     --------------
          HAWAII 0.7%
  8,500   Hawaii PAC Hlth Spl Purp Rev
             Ser A.......................................................         5.600   07/01/33        7,985,750

  3,000   Hawaii St Dept Budget & Fin
             Kahala Nui Proj Ser A.......................................         7.875   11/15/23        3,251,100
  5,300   Hawaii St Dept Budget & Fin Spl
             Purp Rev Kahala Nui Proj Ser A..............................         7.400   11/15/17        5,717,269
  2,500   Hawaii St Dept Budget & Fin Spl
             Purp Rev Kahala Nui Proj Ser A..............................         8.000   11/15/33        2,707,750
  5,000   Kuakini, HI Hlth Sys Spl Purp Rev
             Ser A.......................................................         6.300   07/01/22        5,065,550
  5,000   Kuakini, HI Hlth Sys Spl Purp Rev
             Ser A.......................................................         6.375   07/01/32        5,021,000
                                                                                                     --------------
                                                                                                         29,748,419
                                                                                                     --------------
          IDAHO 0.3%
  5,350   Gooding Cnty, ID Indl Dev Corp
             Solid Waste Disp Rev Intrepid
             Technology & Res Proj (AMT)
             (Acquired 11/03/06,
             Cost $5,356,668) (c) .......................................         7.500   11/01/24        4,523,479
  5,850   Idaho Hlth Fac Auth Rev Vly Vista
             Care Corp Rfdg..............................................         6.125   11/15/37        5,206,032
  4,090   Idaho Hlth Fac Auth Rev Vly Vista
             Care Corp Rfdg Ser A........................................         7.875   11/15/29        4,484,194
                                                                                                     --------------
                                                                                                         14,213,705
                                                                                                     --------------
          ILLINOIS 8.7%
  3,822   Antioch Vlg, IL Spl Svc Area No 1
             Spl Tax Deercrest Proj......................................         6.625   03/01/33        3,673,439
  5,657   Antioch Vlg, IL Spl Svc Area No 2
             Spl Tax Clublands Proj......................................         6.625   03/01/33        5,128,127
  4,457   Bolingbrook, IL Spl Svc Area No 01-1
             (Prerefunded @ 7/01/11).....................................         7.375   07/01/31        5,049,826
  3,961   Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Augusta Vlg Proj
             (Prerefunded @ 3/01/32)
             (Acquired 11/13/02,
             Cost $3,961,000) (c) .......................................         6.750   03/01/32        4,438,419
  1,990   Bolingbrook, IL Spl Svc Area No 1
             Spl Tax Augusta Vlg Proj Ser 2004
             (Prerefunded @ 3/01/12).....................................         6.250   03/01/32        2,194,472

  3,923   Bolingbrook, IL Spl Svc Area No 3
             Spl Tax Lakewood Ridge Proj
             (Prerefunded @ 3/01/11).....................................         7.050   03/01/31        4,362,651
  4,000   Bradley, IL Rev Tax Increment
             Bradley Common..............................................         6.100   01/01/27        3,642,680
    129   Cary, IL Spl Tax Spl Svc Area No 1
             Cambridge Ser A (i) ........................................         7.500   03/01/10          134,841
    872   Cary, IL Spl Tax Svc Area No 1
             Cambridge Ser A (Prerefunded
             @ 3/01/10)..................................................         7.625   03/01/30          961,153
  1,750   Chicago, IL Increment Alloc Rev
             Diversey/Narragansett Proj..................................         7.460   02/15/26        1,772,505
 31,935   Chicago, IL Metro Wtr
             Reclamation Dist Gtr Chicago
             Rfdg (d) ...................................................         5.000   12/01/29       30,704,192
  5,690   Chicago, IL Midway Arpt Rev Ser 229
             (FSA Insd) (Acquired 9/19/01,
             Cost $5,889,111) (a)(c)(j) .................................         6.779   01/01/18        6,244,832
    155   Chicago, IL Neighborhoods Alive
             (FGIC Insd) (Prerefunded @
             7/01/10)....................................................         6.000   01/01/28          167,141
 15,000   Chicago, IL O'Hare Intl Arpt Rev
             (MBIA Insd) (d).............................................         5.000   01/01/29       14,170,050
 10,000   Chicago, IL O'Hare Intl Arpt Rev
             (MBIA Insd) (d) ............................................         5.250   01/01/26        9,446,700
 10,000   Chicago, IL O'Hare Intl Arpt Rev
             (MBIA Insd) (AMT) (d) ......................................         5.250   01/01/27        9,330,550
 14,000   Chicago, IL O'Hare Intl Arpt Rev
             Ser A (FSA Insd) (d) .......................................         5.000   01/01/33       13,330,030
  4,000   Chicago, IL Spl Assmt Lake Shore
             East Proj...................................................         6.750   12/01/32        4,006,960
    900   Chicago, IL Tax Increment Alloc
             Read Dunning Ser B (ACA Insd)...............................         7.250   01/01/14          910,197
 20,000   Cook County, IL Cap Impt Ser B
             (MBIA Insd) (d) ............................................         5.000   11/15/29       19,305,200
  4,964   Cortland, IL Spl Svc Area No 01
             Spl Tax Neucort Lakes Proj
             (Prerefunded @ 3/01/12) (a) ................................         6.875   03/01/32        5,632,055

  2,500   Gilberts, IL Spl Svc Area No 19
             Spl Tax Ser 1...............................................         5.375   03/01/16        2,095,875
  3,000   Gilberts, IL Spl Svc Area No 9 Spl
             Tax Big Timber Proj
             (Prerefunded @ 3/01/11) ....................................         7.750   03/01/27        3,431,430
  2,500   Godfrey, IL Rev Utd Methodist Vlg
             Ser A.......................................................         5.875   11/15/29        1,808,975
  2,960   Hampshire, IL Spl Svc Area No 16
             Spl Tax Crown Dev Prairie
             Ridge Proj Ser A............................................         6.000   03/01/46        2,427,466
  4,860   Hampshire, IL Spl Svc Area No 17
             Spl Tax Crown Dev Oakstead
             Proj Ser A..................................................         6.000   03/01/45        3,990,060
  5,040   Hampshire, IL Spl Svc Area No 19
             Spl Tax Crown Dev Prairie
             Ridge East Ser A............................................         6.000   03/01/46        4,133,254
  3,250   Hoopeston, IL Hosp Cap Impt Rev
             Hoopeston Cmnty Mem Hosp
             Impt & Rfdg.................................................         6.550   11/15/29        2,936,147
  2,595   Huntley, IL Increment Alloc Rev
             Huntley Redev Proj Ser A....................................         8.500   12/01/15        2,611,816
  3,850   Huntley, IL Spl Svc Area No 7
             (Prerefunded @ 3/01/09) (a) ................................         6.300   03/01/28        4,045,772
    400   Illinois Fin Auth Rev ARS Carle
             Fndtn Sub Ser A 1 (FGIC
             Insd) (g) (l)...............................................         8.750   02/15/28          400,000
  2,175   Illinois Fin Auth Rev ARS Carle
             Fndtn Sub Ser A 4 (FGIC
             Insd) (g) (l)...............................................         8.500   02/15/35        2,175,000
  1,500   Illinois Fin Auth Rev Bd Antic Nt
             Tallgrass (e) ..............................................           *     02/15/12        1,449,330
  1,725   Illinois Fin Auth Rev Cent
             Baptist Vlg.................................................         5.375   11/15/39        1,357,817
  4,425   Illinois Fin Auth Rev Christian
             Homes Inc Rfdg Ser A........................................         5.750   05/15/26        3,899,310
  2,825   Illinois Fin Auth Rev Christian
             Homes Inc Rfdg Ser A........................................         5.750   05/15/31        2,420,912
  4,000   Illinois Fin Auth Rev Clare at Wtr
             Tower Proj Ser A............................................         6.125   05/15/38        3,552,960

  9,450   Illinois Fin Auth Rev Clare Oaks
             Proj Ser A..................................................         6.000   11/15/39        8,278,011
  2,000   Illinois Fin Auth Rev Clare Wtr
             Tower Proj Ser A............................................         6.000   05/15/25        1,830,380
  1,630   Illinois Fin Auth Rev Cmnty Fac
             Clinic Altgeld Proj.........................................         8.000   11/15/16        1,633,798
  4,500   Illinois Fin Auth Rev Fairview
             Oblig Grp Rfdg Ser A........................................         6.250   08/15/40        4,056,165
  2,500   Illinois Fin Auth Rev Fairview
             Oblig Grp Rfdg Ser A
             (Prerefunded @ 8/15/09).....................................         6.125   08/15/27        2,605,900
  3,500   Illinois Fin Auth Rev Franciscan
             Cmnty Inc...................................................         5.500   05/15/37        2,904,370
  3,000   Illinois Fin Auth Rev Franciscan
             Cmnty Inc Ser A.............................................         5.500   05/15/27        2,612,400
  2,500   Illinois Fin Auth Rev Franciscan
             Cmnty Saint Joseph Ser A....................................         6.000   05/15/34        2,202,725
  2,700   Illinois Fin Auth Rev Kewanee
             Hosp Proj...................................................         5.000   08/15/26        2,206,656
  5,000   Illinois Fin Auth Rev Kewanee
             Hosp Proj...................................................         5.100   08/15/31        3,961,550
  5,000   Illinois Fin Auth Rev Luther Oaks
             Proj Ser A..................................................         6.000   08/15/39        4,398,900
 10,000   Illinois Fin Auth Rev Sherman Hlth
             Sys Ser A...................................................         5.500   08/01/37        8,897,800
  2,365   Illinois Hlth Fac Auth Rev
             Chestnut Square at Glen Proj
             Ser A (a) ..................................................         6.625   08/15/24        2,213,403
  3,255   Illinois Hlth Fac Auth Rev
             Chestnut Square at Glen Proj
             Ser A (a) ..................................................         7.000   08/15/29        3,260,892
  2,000   Illinois Hlth Fac Auth Rev Condell
             Med Ctr.....................................................         5.500   05/15/32        1,820,820
  1,250   Illinois Hlth Fac Auth Rev
             Covenant Retirement Cmnty...................................         5.875   12/01/31        1,211,012
  5,000   Illinois Hlth Fac Auth Rev
             Covenant Retirement Cmnty Ser B.............................         6.125   12/01/28        5,028,250

  2,000   Illinois Hlth Fac Auth Rev Ctr
             Baptist Home Proj (Prerefunded
             @ 11/15/09).................................................         7.125   11/15/29        2,149,720
  6,000   Illinois Hlth Fac Auth Rev
             Lutheran Sr Ministries Oblig Ser
             A (Prerefunded @ 8/15/11)...................................         7.375   08/15/31        6,833,220
    750   Illinois Hlth Fac Auth Rev Rfdg
             Ser A.......................................................         6.200   08/15/23          708,900
  3,375   Illinois Hlth Fac Auth Rev Rfdg
             Ser A.......................................................         6.400   08/15/33        3,166,493
  2,650   Illinois Hlth Fac Auth Rev Ser A ..............................         7.000   11/15/32        2,682,463
  6,750   Illinois Hlth Fac Auth Rev St
             Benedict Ser 2003A..........................................         6.900   11/15/33        5,675,265
 22,800   Illinois St (MBIA Insd) (d)....................................         5.000   09/01/28       22,302,732
  6,641   Illinois St Real Estate Lease Ctf
             (ACA Insd) (Acquired 7/01/98,
             Cost $7,622,944) (c) .......................................         8.800   06/15/18        6,688,139
  1,825   Lincolnshire, IL Spl Svc Area
             Sedgebrook Proj.............................................         6.250   03/01/34        1,721,304
  1,410   Loves Pk, IL Rev Hoosier Care
             Proj Ser A..................................................         7.125   06/01/34        1,360,735
  2,187   Manhattan, IL No 04 -1
             Brookstone Springs Proj.....................................         6.100   03/01/35        1,997,606
  3,923   Minooka, IL Spl Assmt Impt
             Lakewood Trails Proj........................................         6.625   03/01/33        3,927,315
  1,890   Minooka, IL Spl Assmt Impt
             Lakewood Trails Unit 2 Proj.................................         6.375   03/01/34        1,834,037
  2,951   Minooka, IL Spl Assmt Impt Praire
             Ridge Proj..................................................         6.875   03/01/33        2,978,651
  2,123   Montgomery, IL Spl Assmt Impt
             Lakewood Creek Proj
             (Prerefunded @ 3/01/11).....................................         7.750   03/01/30        2,415,167
  2,974   Pingree Grove, IL Spl Svc Area
             No 2 Spl Tax Cambridge Lakes
             Proj Ser 05-2...............................................         6.000   03/01/35        2,639,931
  2,247   Pingree Grove, IL Spl Svc Area
             No 7 Spl Tax Cambridge Lakes
             Proj Ser 06-1...............................................         6.000   03/01/36        1,966,552

  3,685   Pingree Grove Vlg, IL Rev
             Cambridge Lakes Learning Ctr................................         6.000   06/01/36        3,132,176
  2,303   Plano, IL Spl Svc Area No 1
             Lakewood Springs Proj Ser A.................................         6.200   03/01/34        2,185,109
  3,800   Plano, IL Spl Svc Area No 6 Spl
             Tax Lakewood Springs Club
             Proj........................................................         5.800   03/01/37        3,226,770
  4,999   Round Lake, IL Lakewood Grove
             Spl Svc Area No 4 Spl Tax
             (Prerefunded @ 3/01/13) (a) ................................         6.750   03/01/33        5,680,964
  3,686   Round Lake, IL Rev (Prerefunded
             @ 3/01/13)..................................................         6.700   03/01/33        4,180,919
  3,210   Saint Charles, IL Spl Svc Area No
             21 (a) .....................................................         6.625   03/01/28        3,231,443
  1,921   Volo Vlg, IL Spl Svc Area No 3
             Symphony Meadows Proj Ser 1.................................         6.000   03/01/36        1,681,240
  3,200   Wheeling, IL Tax Increment Rev
             N Milwaukee/Lake Cook Tif
             Proj........................................................         6.000   01/01/25        2,875,808
  2,000   Yorkville, IL Utd City Business
             Dist Rev Storm Wtr Impt Proj................................         6.000   01/01/26        1,732,880
  2,036   Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2003-100 Raintree
             Vlg Proj....................................................         6.875   03/01/33        2,043,818
  2,764   Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2003-101 Windett
             Ridge Proj (Acquired 9/03/03,
             Cost $2,764,000) (c) .......................................         6.875   03/01/33        2,671,351
  2,900   Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2006-113
             Cannonball/Beecher..........................................         5.750   03/01/28        2,481,008
  2,347   Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 4 104 MPI Grade
             Res Proj....................................................         6.375   03/01/34        2,184,329
  3,429   Yorkville, IL Utd City Spl Svc No
             2005-108 Autumn Creek Proj..................................         6.000   03/01/36        3,001,027
                                                                                                     --------------
                                                                                                        357,822,248
                                                                                                     --------------

          INDIANA 1.9%
  1,500   Anderson, IN Econ Dev Rev
             Anderson Univ Proj
             (Prerefunded @ 10/01/11)....................................         6.375   10/01/26        1,642,350
  1,100   Crawfordsville, IN Redev Cmnty
             Dist Tax Increment Rev
             (Acquired 10/15/97,
             Cost $1,100,000) (a)(c) ....................................         7.350   02/01/17        1,112,815
    950   Delaware Cnty, IN Redev Dist Tax
             Increment Rev...............................................         6.875   02/01/18          957,818
  6,100   Indiana Hlth & Ed Fac Fin Cmnty
             Fndtn Northwest IN..........................................         5.500   03/01/37        5,196,346
  1,500   Indiana Hlth Fac Fin Auth H
             Cmnty Fndtn Northwest IN Ser A..............................         6.250   03/01/25        1,514,070
  3,435   Indiana Hlth Fac Fin Auth Rev
             Franciscan Cmnty Rfdg Ser A (a) ............................         6.400   05/15/24        3,194,241
  2,305   Indiana Hlth Fac Fin Auth Rev
             Hoosier Care Proj Ser A.....................................         7.125   06/01/34        2,224,463
  1,000   Indiana Hlth Fac Hosp Rev Cmnty
             Fndtn Northwest IN Ser A....................................         5.375   03/01/19          961,850
  2,000   Indiana Hlth Fac Hosp Rev Cmnty
             Fndtn Northwest IN Ser A....................................         6.000   03/01/34        1,887,220
 14,380   Indiana Muni Pwr Agy Pwr Supply
             Rev Ser A (AMBAC Insd) (d) .................................         5.000   01/01/26       13,787,156
 15,130   Indiana Muni Pwr Agy Pwr Supply
             Rev Ser A (AMBAC Insd) (d) .................................         5.000   01/01/27       14,506,236
  7,895   Indiana Muni Pwr Agy Pwr Supply
             Rev Ser A (AMBAC Insd) (d) .................................         5.000   01/01/28        7,569,513
  3,000   North Manchester, IN Rev
             Peabody Retirement Cmnty Proj
             Ser A.......................................................         7.250   07/01/33        2,964,630
  1,972   Portage, IN Spl Impt Dist Rev
             Marina Shores Proj..........................................         6.375   03/01/35        1,649,677
  3,150   Reid Hosp & Hlthcare Svc Inc
             Richmond IN Hosp Auth Proj
             Ser B (FSA Insd) (g) (l)....................................         5.950   01/01/45        3,150,000
    175   Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (a) ................................           *     12/30/10          141,242

    135   Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (a) ................................           *     12/30/11          100,914
    130   Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (a) ................................           *     12/30/12           90,003
    130   Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (a) ................................           *     12/30/13           83,357
    125   Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (a) ................................           *     12/30/14           74,237
    125   Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (a) ................................           *     12/30/15           68,759
    125   Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (a) ................................           *     12/30/16           63,685
  1,165   Valparaiso, IN Econ Dev Rev First
             Mtg Whispering Pines Ctr (a) ...............................         7.750   01/01/12        1,166,305
  2,045   Valparaiso, IN Econ Dev Rev First
             Mtg Whispering Pines Ctr (a) ...............................         8.000   01/01/17        2,046,616
  4,000   Vigo Cnty, IN Hosp Auth Rev Un
             Hosp Inc (e) ...............................................         5.700   09/01/37        3,439,720
  4,780   Vigo Cnty, IN Hosp Auth Rev Un
             Hosp Inc (e) ...............................................         5.750   09/01/42        4,104,156
  1,500   Vigo Cnty, IN Hosp Auth Rev Un
             Hosp Inc (e) ...............................................         5.800   09/01/47        1,283,820
  2,170   Whiting, IN Redev Dist Tax
             Increment Rev Std Ave Proj..................................         5.350   01/15/27        1,812,796
                                                                                                     --------------
                                                                                                         76,793,995
                                                                                                     --------------
          IOWA 0.8%
  2,515   Black Hawk Cnty, IA Hlthcare Fac
             Rev Westn Home Proj Ser B...................................         6.625   05/01/33        2,344,911
  1,000   Bremer Cnty, IA Hlthcare &
             Residential Fac Rev Proj Rfdg
             (Prerefunded @ 11/15/09)....................................         7.250   11/15/29        1,076,840
  2,245   Des Moines, IA Sr Hsg Rev
             Luther Pk Apts Inc Proj.....................................         6.250   12/01/34        2,046,093
    615   Evansdale, IA Hlthcare Westn
             Home Proj (a) ..............................................         6.000   11/01/39          538,765
  5,600   Evansdale, IA Hlthcare Westn
             Home Proj Ser A (a) ........................................         6.000   11/01/39        4,874,016
  1,930   Iowa Fin Auth Hlthcare Fac
             Madrid Home Proj............................................         5.800   11/15/29        1,682,284

  2,750   Iowa Fin Auth Hlthcare Fac
             Madrid Home Proj............................................         5.900   11/15/37        2,364,670
  2,265   Iowa Fin Auth Retirement Fac
             Presbyterian Homes Mill Pond................................         6.000   10/01/33        2,000,539
  5,500   Jefferson Cnty, IA Hosp Rev
             Jefferson Cnty Hosp Proj Ser C..............................         5.950   08/01/37        4,800,730
  1,500   Polk Cnty, IA Hlthcare Fac Rev
             Luther Pk Hlth Ctr Inc Proj.................................         6.150   10/01/36        1,350,180
  2,000   Polk Cnty, IA Hlthcare Fac Rev
             Luther Pk Hlth Ctr Inc Proj
             (Prerefunded @ 10/01/08)....................................         6.750   10/01/33        2,084,680
  3,480   Polk Cnty, IA Hlthcare Fac Rev
             Luther Pk Hlth Ctr Inc Ser C (a)............................         6.000   04/01/37        3,134,923
  4,970   Polk Cnty, IA Hlthcare Fac Rev
             Lutheran Pk Hlth Ctr Rfdg Ser A (a) ........................         5.300   04/01/37        3,793,054
  1,250   Scott Cnty, IA Rev Ridgecrest Vlg
             Rfdg........................................................         5.625   11/15/18        1,218,037
                                                                                                     --------------
                                                                                                         33,309,722
                                                                                                     --------------
          KANSAS 0.4%
  1,750   Lenexa, KS Hlthcare Fac Rev
             Lakeview Vlg Inc Ser C
             (Prerefunded @ 5/15/12).....................................         6.875   05/15/32        1,999,935
  2,800   Lenexa, KS Hlthcare Fac Rev
             Rfdg & Impt.................................................         5.375   05/15/27        2,418,360
  2,250   Lenexa, KS Hlthcare Fac Rev
             Rfdg & Impt.................................................         5.500   05/15/39        1,853,078
  3,500   Neosho Cnty, KS Hosp Rev Rfdg
             Ser A.......................................................         5.150   09/01/31        2,979,025
  1,000   Olathe, KS Sr Living Fac Rev
             Catholic Care Campus Inc Ser A..............................         6.000   11/15/26          912,450
  1,000   Olathe, KS Sr Living Fac Rev
             Catholic Care Campus Inc Ser A..............................         6.000   11/15/38          877,110

  3,000   Overland Pk, KS Dev Corp Rev
             First Tier Overland Pk Ser A
             (Prerefunded @ 1/01/11).....................................         7.375   01/01/32        3,355,950
                                                                                                     --------------
                                                                                                         14,395,908
                                                                                                     --------------
          KENTUCKY 0.0%
  1,750   Kentucky Hsg Corp Hsg Rev Ser A (AMT) (h)......................         5.300   01/01/38        1,617,088
                                                                                                     --------------
          LOUISIANA 0.9%
  3,000   Colonial Pinnacle Cmnty Dev
             Dist (h) ...................................................         7.000   05/01/37        2,904,150
  8,363   Lakeshore Vlg Master Cmnty Dev
             Dist LA Spl Assmt...........................................         5.250   07/01/17        7,358,520
  3,155   Louisiana Loc Govt Environment
             Fac Cmnty Dev Auth Rev
             Eunice Student Hsg Fndtn Proj...............................         7.375   09/01/33        2,526,682
  3,852   Louisiana Loc Govt Environment
             Fac Cmnty Dev Auth Rev
             Hlthcare Saint James Pl Rfdg
             Ser A (Prerefunded @ 11/01/09)..............................         7.000   11/01/25        4,164,282
  3,200   Louisiana Loc Govt Environment
             Fac Cmnty Dev Auth Rev
             Hlthcare Saint James Pl Rfdg
             Ser A (Prerefunded @ 11/01/09)..............................         7.000   11/01/29        3,459,424
  1,125   Louisiana Loc Govt Environment
             Fac Sr Air Cargo (AMT)......................................         6.650   01/01/25        1,125,326
  1,450   Louisiana Pub Fac Auth Rev Hlth
             Fac Glen Retirement Ser A...................................         6.700   12/01/25        1,450,565
  1,000   Louisiana Pub Fac Auth Rev
             Progressive Hlthcare........................................         6.375   10/01/20          936,050
  1,000   Louisiana Pub Fac Auth Rev
             Progressive Hlthcare........................................         6.375   10/01/28          909,750
  3,000   Louisiana St Hlth Ed Auth
             Lambeth House Proj Rfdg Ser A...............................         6.200   01/01/28        2,840,430
  9,500   Saint John Baptist Parish, LA Rev
             Marathon Oil Corp Ser A.....................................         5.125   06/01/37        8,316,965

  2,000   Saint Tammany, LA Pub Trust Fin
             Auth Rev Christwood Proj Rfdg...............................         5.700   11/15/28        1,762,260
                                                                                                     --------------
                                                                                                         37,754,404
                                                                                                     --------------
          MAINE 0.3%
  2,000   Maine Hlth & Higher Ed Fac Piper
             Shores Ser A (Prerefunded @ 1/01/09)........................         7.550   01/01/29        2,073,260
  8,050   Rumford, ME Solid Waste Disp
             Rev Boise Cascade Corp Proj
             Rfdg (AMT)..................................................         6.875   10/01/26        8,079,061
                                                                                                     --------------
                                                                                                         10,152,321
                                                                                                     --------------
          MARYLAND 2.0%
  1,877   Anne Arundel Cnty, MD Spl Tax
             Farmington Vlg Proj Ser A...................................         6.250   06/01/25        1,842,820
  2,500   Baltimore Cnty, MD Mtg Rev
             Shelter Elder Care Ser A
             (Prerefunded @ 11/01/09)....................................         7.250   11/01/29        2,712,775
 10,800   Brunswick, MD Spl Oblg
             Brunswick Crossing Spl Taxing...............................         5.500   07/01/36        8,576,172
  1,500   Frederick Cnty, MD Spl Oblig
             Urbana Cmnty Dev Auth.......................................         6.625   07/01/25        1,483,095
    975   Maryland St Cmnty Dev Admin
             Residential Ser B (AMT).....................................         5.450   09/01/32          997,971
  6,715   Maryland St Econ Dev Corp Air
             Cargo BW II LLC Rfdg (AMT)..................................         6.500   07/01/24        6,212,315
  1,540   Maryland St Econ Dev Corp Air
             Cargo BW II LLC Rfdg (AMT)..................................         7.340   07/01/24        1,539,784
  2,900   Maryland St Econ Dev Corp MD
             Golf Course Sys (Prerefunded @ 6/01/11).....................         8.250   06/01/28        3,330,621
  5,000   Maryland St Econ Dev Corp Rev
             Sr Lien Chesapeake Bay Rfdg Ser A...........................         5.000   12/01/31        4,051,700
  2,000   Maryland St Hlth & Higher Ed
             Collington Episcopal
             (Prerefunded @ 4/01/11).....................................         6.750   04/01/23        2,208,180
  1,300   Maryland St Hlth & Higher Ed Fac
             Auth Rev....................................................         5.300   01/01/37        1,021,319

  3,320   Maryland St Hlth & Higher Ed Fac
             Auth Rev King Farm
             Presbyterian Cmnty Ser A....................................         5.250   01/01/27        2,719,744
 24,090   Maryland St Hlth & Higher Ed Fac
             Auth Rev Medstar Hlth (d) ..................................         5.250   05/15/46       20,597,673
  6,500   Maryland St Hlth & Higher Ed Fac
             Auth Rev Mercy Med Ctr Ser A................................         5.500   07/01/42        5,774,600
  5,000   Maryland St Hlth & Higher Ed Fac
             Auth Rev Washington Cnty
             Hosp........................................................         6.000   01/01/43        4,596,700
  1,400   Maryland St Hlth & Higher Ed
             Medstar Hlth Rfdg...........................................         5.375   08/15/24        1,331,708
    165   Montgomery Cnty, MD Econ Dev
             Rev Editorial Proj In Ed Ser A
             (Acquired 9/28/98,
             Cost $165,000) (c)..........................................         6.250   09/01/08          161,626
  3,730   Montgomery Cnty, MD Econ Dev
             Rev Editorial Proj In Ed Ser A
             (Acquired 9/28/98,
             Cost $3,730,000) (c)........................................         6.400   09/01/28        2,863,633
  1,335   Montgomery Cnty, MD Spl Oblig
             West Germantown Dev Dist Ser B (a)..........................         6.700   07/01/27        1,329,834
  4,000   Prince Georges Cnty, MD Spl
             Oblig Woodview Vlg Phase II
             Subdist (Prerefunded @
             7/01/12)....................................................         7.000   07/01/32        4,630,240
  4,000   Salisbury, MD Spl Oblig Vlg At
             Aydelotte Farm Proj.........................................         5.250   01/01/37        3,051,280
  1,000   Westminster, MD Econ Dev
             Carroll Lutheran Vlg Ser A..................................         6.000   05/01/24          946,010
  1,500   Westminster, MD Econ Dev
             Carroll Lutheran Vlg Ser A..................................         6.250   05/01/34        1,423,215
                                                                                                     --------------
                                                                                                         83,403,015
                                                                                                     --------------
          MASSACHUSETTS 6.1%
  1,620   Boston, MA Indl Dev Fin Auth
             First Mtg Springhouse Inc
             Rfdg........................................................         5.875   07/01/18        1,531,078
  4,750   Boston, MA Indl Dev Fin Auth
             First Mtg Springhouse Inc
             Rfdg........................................................         6.000   07/01/28        4,360,975

  5,600   Massachusetts St College Bldg
             Auth Proj Rev Ser A (AGL
             Insd) (d)...................................................         5.000   05/01/33        5,296,573
 14,575   Massachusetts St College Bldg
             Auth Proj Rev Ser A (AGL
             Insd) (d)...................................................         5.000   05/01/38       13,785,276
  1,500   Massachusetts St Dev Fin Agy
             Briarwood Ser B (Prerefunded
             @ 12/01/10) (a).............................................         8.000   12/01/18        1,704,135
  2,500   Massachusetts St Dev Fin Agy
             Briarwood Ser B (Prerefunded
             @ 12/01/10).................................................         8.000   12/01/22        2,840,225
  6,000   Massachusetts St Dev Fin Agy
             Criterion Child Enrichment (a)..............................         6.750   01/01/34        5,988,360
    900   Massachusetts St Dev Fin Agy
             Dimock Cmnty Hlth Ctr (a) ..................................         6.250   12/01/13          867,978
  7,565   Massachusetts St Dev Fin Agy
             Dimock Cmnty Hlth Ctr (a) ..................................         6.750   12/01/33        7,222,759
  2,000   Massachusetts St Dev Fin Agy
             First Mtg Loomis Cmnty Proj
             Ser A.......................................................         6.900   03/01/32        2,057,220
    850   Massachusetts St Dev Fin Agy
             First Mtg Overlook Cmnty Ser A..............................         6.125   07/01/24          785,162
  4,620   Massachusetts St Dev Fin Agy
             First Mtg Overlook Cmnty Ser A..............................         6.250   07/01/34        4,238,896
  2,160   Massachusetts St Dev Fin Agy
             Lexington Montessori Sch Issue
             (Acquired 7/30/99,
             Cost $2,160,000) (a)(c) ....................................         6.625   08/01/29        2,150,064
    675   Massachusetts St Dev Fin Agy
             MCHSP Human Svc Providers
             Ser A.......................................................         6.750   07/01/18          681,217
    315   Massachusetts St Dev Fin Agy
             MCHSP Human Svc Providers
             Ser A (a)(i) ...............................................         7.500   07/01/10          333,626
  5,865   Massachusetts St Dev Fin Agy
             Regis College...............................................         5.500   10/01/28        4,943,550

    760   Massachusetts St Dev Fin Agy
             Rev Boston Architectural Ctr
             (ACA Insd)..................................................         6.100   09/01/18          761,801
  1,445   Massachusetts St Dev Fin Agy
             Rev Boston Architectural Ctr
             (ACA Insd)..................................................         6.250   09/01/28        1,389,382
  1,685   Massachusetts St Dev Fin Agy
             Rev Developmental Disabilities
             Inc (a) ....................................................         6.750   06/01/20        1,624,357
  8,645   Massachusetts St Dev Fin Agy
             Rev Developmental Disabilities
             Inc (Acquired 10/04/01, 12/20/02,
             11/19/03, Cost $9,428,791) (a)(c)...........................         8.000   06/01/20        8,915,329
    695   Massachusetts St Dev Fin Agy
             Rev Gtr Lynn Mental Hlth
             (Prerefunded @ 6/01/08)
             (Acquired 7/27/00,
             Cost $695,000) (c)..........................................         7.750   06/01/18          717,393
  1,015   Massachusetts St Dev Fin Agy
             Rev Gtr Lynn Mental Hlth Ser B
             (Prerefunded @ 6/01/08)
             (Acquired 11/19/98,
             Cost $1,015,000) (c)........................................         6.375   06/01/18        1,044,242
  1,500   Massachusetts St Dev Fin Agy
             Rev Hampshire College.......................................         5.700   10/01/34        1,401,870
  4,545   Massachusetts St Dev Fin Agy
             Rev Hillcrest Ed Ctr Inc....................................         6.375   07/01/29        4,222,669
  4,755   Massachusetts St Dev Fin Agy
             Rev Hlthcare Fac Alliance Ser A.............................         7.100   07/01/32        4,783,435
  1,025   Massachusetts St Dev Fin Agy
             Rev MCHSP Human Svc
             Providers Ser A (Prerefunded @
             7/01/10)....................................................         8.000   07/01/20        1,143,613
  2,340   Massachusetts St Dev Fin Agy
             Rev MCHSP Human Svc
             Providers Ser C (a).........................................         7.750   07/01/30        2,403,203
  4,860   Massachusetts St Dev Fin Agy
             Rev New England Ctr For
             Children....................................................         6.000   11/01/19        4,660,886

  6,940   Massachusetts St Dev Fin Agy
             Rev Rfdg First Mtg Reeds Accd
             Invt........................................................         5.750   10/01/31        5,754,301
  2,920   Massachusetts St Dev Fin Agy
             Rev Whitney Academy
             Issue (a) ..................................................         7.500   09/01/30        3,027,281
    720   Massachusetts St Hlth & Ed
             Baystate Fac Auth Rev Med Ctr
             Ser F.......................................................         5.500   07/01/22          722,002
  2,500   Massachusetts St Hlth & Ed
             Caritas Christi Oblig Grp Ser A.............................         5.750   07/01/28        2,263,725
  9,845   Massachusetts St Hlth & Ed
             Caritas Christi Oblig Grp Ser B.............................         6.250   07/01/22        9,788,785
  5,000   Massachusetts St Hlth & Ed Fac
             Auth Rev Caritas Christi Oblig
             Grp Ser B...................................................         6.750   07/01/16        5,226,550
  9,960   Massachusetts St Hlth & Ed Fac
             Auth Rev Christopher House
             Rfdg Ser A..................................................         6.875   01/01/29        9,565,484
  6,800   Massachusetts St Hlth & Ed Fac
             Auth Rev Civic Invt Ser B
             (Prerefunded @ 12/15/12)....................................         9.150   12/15/23        8,491,364
 10,000   Massachusetts St Hlth & Ed Fac
             Auth Rev Harvard Univ Ser
             DD (d) .....................................................         5.000   07/15/35        9,568,650
  3,610   Massachusetts St Hlth & Ed Fac
             Auth Rev Jordan Hosp Ser D..................................         5.250   10/01/23        3,218,784
  1,465   Massachusetts St Hlth & Ed Fac
             Auth Rev Jordan Hosp Ser D..................................         5.375   10/01/28        1,265,892
  6,750   Massachusetts St Hlth & Ed Fac
             Auth Rev Jordan Hosp Ser E..................................         6.750   10/01/33        6,851,115
  7,490   Massachusetts St Hlth & Ed Fac
             Auth Rev Lasell College Ser A (a)...........................         5.625   07/01/29        6,620,636
  1,686   Massachusetts St Hlth & Ed Fac
             Auth Rev Nichols College Issue
             Ser C.......................................................         6.000   10/01/17        1,722,080

  3,000   Massachusetts St Hlth & Ed Fac
             Auth Rev Nichols College Issue
             Ser C.......................................................         6.125   10/01/29        2,964,420
  1,000   Massachusetts St Hlth & Ed Fac
             Auth Rev Northn Berkshire Hlth
             Ser B.......................................................         6.250   07/01/24          964,730
  3,005   Massachusetts St Hlth & Ed Fac
             Auth Rev Northn Berkshire Hlth
             Ser B.......................................................         6.375   07/01/34        2,909,832
  7,500   Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D.......................................................         5.000   07/01/33        6,215,625
     75   Massachusetts St Hlth & Ed Partn
             Hlthcare Sys Ser C..........................................         5.750   07/01/32           75,781
  7,330   Massachusetts St Hlth & Ed Saint
             Mem Med Ctr Ser A...........................................         6.000   10/01/23        7,260,072
    600   Massachusetts St Indl Fin Agy
             Rev First Mtg GF/Pilgrim Inc
             Proj........................................................         6.500   10/01/15          544,566
  2,000   Massachusetts St Indl Fin Agy
             Rev First Mtg GF/Pilgrim Inc
             Proj........................................................         6.750   10/01/28        1,669,800
 12,245   Massachusetts St Indl Fin Agy
             Rev First Mtg Reeds Landing
             Proj (Prerefunded @ 10/01/08)...............................         7.550   10/01/28       12,939,169
  1,155   Massachusetts St Indl Fin Agy
             Rev First Mtg Stone Inst &
             Newton......................................................         7.700   01/01/14        1,155,543
    140   Massachusetts St Indl Fin Agy
             Rev Gtr Lynn Mental Hlth
             (Acquired 6/24/98,
             Cost $140,000) (c)(i) ......................................         6.200   06/01/08          141,191
  4,300   Massachusetts St Indl Fin Agy
             Rev Gtr Lynn Mental Hlth
             (Prerefunded @ 6/01/08)
             (Acquired 6/24/98,
             Cost $4,300,000) (c) .......................................         6.375   06/01/18        4,423,883
  2,600   Massachusetts St Indl Fin Agy
             Rev Montserrat College Art
             Issue (Acquired 12/23/97,
             Cost $2,600,000) (a)(c) ....................................         7.000   12/01/27        2,600,572

 41,020   Massachusetts St Sch Bldg Auth
             Dedicated Sales Tax Rev Ser A
             (FSA Insd) (d)..............................................         5.000   08/15/30       39,623,474
                                                                                                     --------------
                                                                                                        249,430,581
                                                                                                     --------------
          MICHIGAN 3.0%
  1,000   Chelsea, MI Econ Dev Corp Rev
             Utd Methodist Retirement Rfdg...............................         5.400   11/15/18          989,510
  3,715   Chelsea, MI Econ Dev Corp Rev
             Utd Methodist Retirement Rfdg...............................         5.400   11/15/27        3,419,546
  2,540   Conner Creek Academy East
             Mich Pub Sch Academy Rev
             Rfdg........................................................         5.000   11/01/26        1,995,983
  2,250   Conner Creek Academy East
             Mich Pub Sch Academy Rev
             Rfdg........................................................         5.250   11/01/31        1,755,653
 13,670   Flint, MI Hosp Bldg Auth Rev
             Hurley Med Ctr Rfdg.........................................         6.000   07/01/20       13,055,533
  1,500   Gaylord, MI Hosp Fin Auth Ltd
             Otsego Mem Hosp Rfdg........................................         6.500   01/01/37        1,408,290
  1,590   Grand Blanc Academy, MI Ctf Pt ................................         7.750   02/01/30        1,603,467
  2,845   John Tollfree Hlth Sys Corp Rfdg ..............................         6.000   09/15/23        2,715,040
  3,000   Kalamazoo, MI Econ Dev Corp
             Rev Heritage Ser A
             (Prerefunded @ 5/15/10).....................................         7.250   05/15/25        3,302,220
  1,980   Kalamazoo, MI Econ Dev Corp
             Rev Oblig Heritage Cmnty
             Rfdg........................................................         5.375   05/15/27        1,673,140
  2,200   Kalamazoo, MI Econ Dev Corp
             Rev Oblig Heritage Cmnty
             Rfdg........................................................         5.500   05/15/36        1,804,066
  2,750   Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A.............................................         5.250   07/01/30        2,424,042
  1,500   Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A.............................................         6.250   07/01/40        1,505,085
  2,750   Kentwood, MI Econ Dev Ltd Oblig
             Holland Home Ser A..........................................         5.375   11/15/36        2,315,308
  4,250   Macomb Cnty, MI Hosp Fin Auth
             Hosp Rev Mt Clemens Gen
             Hosp Ser B..................................................         5.750   11/15/25        3,894,105

  9,725   Macomb Cnty, MI Hosp Fin Auth
             Hosp Rev Mt Clemens Gen
             Hosp Ser B..................................................         5.875   11/15/34        8,830,592
 37,870   Michigan St Hosp Fin Auth Rev
             Henry Ford Hlth Sys Rfdg (d) ...............................         5.250   11/15/46       33,809,075
  2,095   Michigan St Hosp Fin Auth Rev
             Hosp Cent MI Cmnty Hosp.....................................         6.250   10/01/27        2,095,817
  5,000   Michigan St Hosp Fin Auth Rev
             Hosp Oakwood Oblig Group Ser A..............................         5.750   04/01/32        4,878,800
  1,210   Michigan St Hosp Fin Auth Rev
             Hosp Pontiac Osteopathic Rfdg
             Ser A.......................................................         6.000   02/01/14        1,210,786
  7,315   Michigan St Hosp Fin Auth Rev
             Hosp Pontiac Osteopathic Rfdg
             Ser A.......................................................         6.000   02/01/24        7,226,050
  1,750   Michigan St Hosp Fin Auth Rev
             Presbyterian Vlg Rfdg.......................................         5.500   11/15/35        1,453,585
  3,000   Michigan St Strategic Fd Ltd
             Detroit Edison Poll Ctl Rfdg Ser B (AMT)....................         5.650   09/01/29        2,937,870
  3,540   Michigan St Strategic Fd Solid
             Genesee Pwr Stad Proj Rfdg
             (AMT).......................................................         7.500   01/01/21        3,291,209
  4,500   Pontiac, MI Hosp Fin Auth Hosp
             Rev NOMC Oblig Group........................................         6.000   08/01/23        3,381,300
  3,000   Star Intl Academy MI Ctf Partn ................................         8.000   03/01/33        3,071,580
  6,500   Wenonah Pk Ppty Inc Bay City
             Hotel Rev Bd................................................         7.500   04/01/33        3,988,660
  3,485   Wenonah Pk Ppty Inc Bay City
             Hotel Rev Bd (a) ...........................................         7.875   04/01/22        2,164,324
                                                                                                     --------------
                                                                                                        122,200,636
                                                                                                     --------------
          MINNESOTA 4.3%
  5,000   Aitkin, MN Hlth Fac Rev
             Riverwood Hlthcare Ctr Proj
             (Prerefunded @ 2/01/11).....................................         7.750   02/01/31        5,630,550
  3,540   Albertville, MN Multi-Family Rev
             Hsg Grp For Affordable Hsg
             Rfdg (a) ...................................................         5.550   09/01/42        2,906,552

  2,000   Annandale, MN Econ Dev Auth Sr
             Hsg & Hlthcare Rev Annandale
             Care Ctr Proj Ser A.........................................         5.900   11/01/37        1,823,600
  1,655   Buffalo, MN Hlthcare Rev Cent
             MN Sr Hsg Proj Rfdg Ser A...................................         5.375   09/01/26        1,450,111
  2,000   Buffalo, MN Hlthcare Rev Cent
             MN Sr Hsg Proj Rfdg Ser A...................................         5.500   09/01/33        1,720,420
  2,460   Cambridge, MN Hsg & Hlthcare
             Fac Rev Grandview West Proj
             Ser A.......................................................         6.000   10/01/28        2,260,002
  2,000   Cambridge, MN Hsg & Hlthcare
             Fac Rev Grandview West Proj
             Ser B.......................................................         6.000   10/01/33        1,846,780
  1,375   Carlton, MN Hlth & Hsg Fac Inter
             Faith Social Svc Inc Proj
             (Prerefunded @ 4/01/10).....................................         7.500   04/01/19        1,508,031
  2,250   Carlton, MN Hlth & Hsg Fac Inter
             Faith Social Svc Inc Proj
             (Prerefunded @ 4/01/10).....................................         7.750   04/01/29        2,492,685
  2,700   Carlton, MN Hlth & Hsg Inter Faith
             Care Ctr Proj Rfdg..........................................         5.700   04/01/36        2,373,354
  3,500   Columbia Heights, MN
             Multi-Family & Hlthcare Fac Rev
             Crest View Corp Proj Rfdg Ser A.............................         5.700   07/01/42        3,088,680
  3,000   Coon Rapids, MN Sr Hsg Rev
             Epiphany Sr Ctzn Proj Rfdg..................................         6.000   11/01/28        2,835,300
  4,500   Cuyuna, MN Sr Hsg Rev Crosby
             Sr Svcs Proj Ser B..........................................         6.100   10/01/47        4,051,800
  7,000   Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev Com
             Marice Proj Rfdg Ser A......................................         5.000   05/01/42        5,421,430
  3,355   Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev River
             Heights Assisted Rfdg Ser A (a) ............................         5.375   05/01/40        2,652,128
    840   Detroit Lakes, MN Hsg & Hlth
             CDL Homes Proj Ser B........................................         6.000   08/01/24          797,530

  1,435   Detroit Lakes, MN Hsg & Hlth
             CDL Homes Proj Ser B........................................         6.125   08/01/34        1,335,009
  2,500   Duluth, MN Econ Dev Auth
             Hlthcare Fac Rev Saint Luke's
             Hosp........................................................         7.250   06/15/22        2,609,175
  5,630   Duluth, MN Econ Dev Auth
             Hlthcare Fac Rev Saint Luke's
             Hosp........................................................         7.250   06/15/32        5,788,484
  1,000   Edina, MN Hlthcare Fac Rev VOA
             Care Ctr MN Proj Ser A......................................         6.625   12/01/30          983,720
  1,500   Falcon Heights, MN Lease Rev
             Kaleidoscope Charter Sch Ser A..............................         6.000   11/01/37        1,300,545
  3,845   Fridley, MN Sr Hsg Banfill
             Crossing Homes Proj
             (Prerefunded @ 9/01/09).....................................         6.750   09/01/34        4,114,150
  2,500   Glencoe, MN Hlthcare Fac Rev
             (Prerefunded @ 4/01/11).....................................         7.500   04/01/31        2,809,975
  1,900   Inver Grove Heights, MN
             Presbyterian Homes Care Rfdg................................         5.375   10/01/26        1,740,476
  1,000   Inver Grove Heights, MN
             Presbyterian Homes Care Rfdg................................         5.500   10/01/41          881,850
  3,000   Lake Crystal, MN Hsg Rev
             Ecumen Second Centy Rfdg....................................         5.700   09/01/36        2,635,410
    555   Lake Crystal, MN Hsg Rev
             Ecumen Second Centy Rfdg
             Ser A.......................................................         5.550   09/01/26          504,090
    625   Marshall, MN Med Ctr Gross Rev
             Weiner Mem Med Ctr Proj Ser A...............................         6.000   11/01/28          631,206
    800   Minneapolis & Saint Paul, MN
             Hsg & Redev Auth Hlthcare Hlth
             Partn Oblig Grp Proj........................................         5.875   12/01/29          784,992
  4,345   Minneapolis, MN Hsg & Hlthcare
             Fac Rev Providence Proj Rfdg
             Ser A.......................................................         5.750   10/01/37        3,803,743
    325   Minneapolis, MN Multi-Family Rev
             Hsg Belmont Apt Proj (AMT)..................................         7.250   11/01/16          325,656

  1,320   Minneapolis, MN Multi-Family Rev
             Hsg Belmont Apt Proj (AMT)..................................         7.625   11/01/27        1,314,469
  2,050   Minneapolis, MN Rev Walker
             Methodist Sr Svcs Ser A.....................................         5.875   11/15/18        1,856,008
  4,950   Minneapolis, MN Rev Walker
             Methodist Sr Svcs Ser A.....................................         6.000   11/15/28        4,159,782
    900   Minnesota Agric & Econ Dev Brd
             Rev Hlthcare Benedictine Proj
             Ser A.......................................................         5.500   08/01/23          829,989
    875   Minnesota Agric & Econ Dev Brd
             Rev Hlthcare Benedictine Proj
             Ser A.......................................................         5.750   02/01/30          796,924
  1,060   Minnesota Agric & Econ Dev
             Evangelical.................................................         6.625   08/01/25        1,108,060
    940   Minnesota Agric & Econ Dev
             Evangelical (Prerefunded @
             8/01/10)....................................................         6.625   08/01/25        1,036,453
  3,500   Moorhead, MN Sr Hsg Rev
             Sheyenne Crossing Proj......................................         5.650   04/01/41        3,040,520
    875   New Ulm, MN Econ Dev Auth
             Hadc Ridgeway Proj Rfdg Ser A
             (GTY AGMT)..................................................         5.750   06/01/28          805,263
  2,150   New Ulm, MN Econ Dev Auth
             Hadc Ridgeway Proj Rfdg Ser A
             (GTY AGMT)..................................................         6.000   06/01/41        1,980,881
  5,000   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks........................................................         6.500   10/01/47        4,919,300
  2,500   Northwest, MN Multi-Cnty Pooled
             Hsg Prog Rfdg Ser A.........................................         6.250   07/01/40        2,210,375
  2,000   Oakdale, MN Rev Sr Hsg Oak
             Meadows Proj Rfdg...........................................         6.250   04/01/34        1,904,940
  4,700   Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt Ser A................         5.400   11/01/41        3,621,068
  6,300   Oronoco, MN Multi-Family Hsg
             Rev Wedum Shorewood
             Campus Proj Rfdg............................................         5.400   06/01/41        5,382,027
  1,425   Ramsey, MN Lease Rev Pact
             Charter Sch Proj Ser A......................................         6.750   12/01/33        1,400,062

  2,000   Saint Cloud, MN Hsg & Redev
             Auth Sterling Heights Apts Proj
             (AMT).......................................................         7.450   10/01/32        1,887,380
  4,000   Saint Paul, MN Hsg & Redev Auth
             Cmnty Peace Academy Proj Ser A..............................         5.000   12/01/36        3,130,920
  2,420   Saint Paul, MN Hsg & Redev Auth
             Higher Ground Academy Rfdg
             Ser A.......................................................         6.875   12/01/33        2,357,056
 11,000   Saint Paul, MN Hsg & Redev Auth
             Hlthcare Fac Rev Hlth Partners
             Oblig Grp Proj..............................................         5.250   05/15/36        9,548,990
  2,415   Saint Paul, MN Hsg & Redev Auth
             Hope Cmnty Academy Proj Ser A...............................         6.750   12/01/33        2,344,458
  6,500   Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj.....................................         6.000   11/15/30        6,127,225
  3,500   Saint Paul, MN Hsg & Redev Auth
             Lease Rev New Spirit Schs Proj
             Ser A.......................................................         7.500   12/01/31        3,538,990
  1,600   Saint Paul, MN Hsg & Redev Auth
             LSE Rev Achieve Language
             Academy Rfdg Ser A..........................................         7.000   12/01/32        1,600,880
  4,035   Saint Paul, MN Hsg & Redev Auth
             Model Cities Hlth Ctr Ser A (a) ............................         7.250   11/01/26        4,015,229
  2,000   Saint Paul, MN Hsg & Redev Auth
             Rossy & Richard Shaller Ser A...............................         5.250   10/01/42        1,630,620
  2,000   Saint Paul, MN Hsg & Redev
             Cmnty of Peace Academy Proj
             Ser A (Prerefunded @
             12/01/10)...................................................         7.875   12/01/30        2,284,280
  7,000   Saint Paul, MN Port Auth Hotel
             Fac Rev Radisson Kellogg Proj
             Rfdg Ser 2 (Prerefunded @
             8/01/08)....................................................         7.375   08/01/29        7,348,950
  1,700   Saint Paul, MN Port Auth Lease
             Rev Hltheast Midway Campus 03 Ser A.........................         5.750   05/01/25        1,611,957

  1,000   Saint Paul, MN Port Auth Lease
             Rev Hltheast Midway Campus 03 Ser B.........................         6.000   05/01/30          960,280
  4,000   Vadnais Heights, MN Lease Rev
             Agric & Food Sciences Ser A.................................         6.600   12/01/34        3,542,520
  4,660   Vadnais Heights, MN Multi-Family
             Rev Hsg Cottages Vadnais
             Heights Rfdg (AMT)..........................................         7.000   12/01/31        4,698,026
  1,650   Victoria, MN Private Sch Fac Holy
             Family Catholic High Sch Ser A..............................         5.850   09/01/24        1,504,751
  4,500   Victoria, MN Private Sch Fac Holy
             Family Catholic High Sch Ser A..............................         5.875   09/01/29        4,016,880
  4,775   Washington Cnty, MN Hsg &
             Redev Auth Hosp Fac Rev
             Hltheast Proj...............................................         5.500   11/15/27        4,304,376
  1,450   Winona, MN Hlthcare Winona
             Hlth Ser A..................................................         6.000   07/01/34        1,447,956
                                                                                                     --------------
                                                                                                        177,375,279
                                                                                                     --------------
          MISSISSIPPI 0.7%
  1,000   Mississippi Bus Fin Corp Ser 2004 (AMT)........................         7.250   07/01/34          990,580
  5,585   Mississippi Bus Fin Corp Sys
             Energy Res Inc Proj.........................................         5.875   04/01/22        5,600,805
  5,050   Mississippi Dev Bank Spl Oblig
             Diamond Lakes Util Rfdg Ser A...............................         6.250   12/01/17        4,770,129
  4,600   Mississippi Home Corp Rev
             Cleveland Personal Care Ser 6A
             (AMT) (a) ..................................................         6.250   12/01/35        3,901,536
  4,000   Mississippi Home Corp Rev Grove
             Apts Proj Ser 1 (AMT).......................................         6.250   04/01/37        3,396,840
  5,000   Mississippi Home Corp Rev
             Kirkwood Apts Proj (AMT)....................................         6.800   11/01/37        4,576,850
  3,615   Mississippi Hosp Equip & Fac &
             Impt Hosp South Cent Rfdg...................................         5.250   12/01/31        3,098,742
  1,000   Mississippi Hosp Equip & Fac
             Auth Rev Impt Hosp S W MS
             Med Rfdg....................................................         5.750   04/01/23          987,050

  2,000   Mississippi Hosp Equip & Fac
             Auth Rev Impt Hosp S W MS
             Med Rfdg....................................................         5.750   04/01/29        1,903,780
                                                                                                     --------------
                                                                                                         29,226,312
                                                                                                     --------------
          MISSOURI 2.9%
  1,000   370 Missouri Bottom Rd Taussig
             Rd Trans Dev Dist...........................................         7.000   05/01/22        1,018,250
  4,750   370 Missouri Bottom Rd Taussig
             Rd Trans Dev Dist...........................................         7.200   05/01/33        4,811,893
  3,600   Ballwin, MO Tax Increment Rev
             Impt Ballwin Town Ctr Rfdg Ser A............................         6.500   10/01/22        3,544,848
 12,550   Branson, MO Regl Arpt Transn
             Dev Dist Arpt Rev Ser B (AMT)...............................         6.000   07/01/37       10,619,308
  3,000   Bridgeton, MO Indl Dev Auth Sr
             Hsg Rev Sarah Cmnty Proj....................................         5.900   05/01/28        2,704,140
    245   Cape Girardeau Cnty, MO Indl
             Southeast MO Hosp Assoc.....................................         5.750   06/01/32          223,249
     30   Cape Girardeau Cnty, MO Indl
             Southeast MO Hosp Assoc
             (Prerefunded @ 6/01/12).....................................         5.750   06/01/32           32,742
  1,500   Carthage, MO Hosp Rev .........................................         5.875   04/01/30        1,325,010
  5,755   Carthage, MO Hosp Rev .........................................         6.000   04/01/38        5,020,029
  3,000   Chesterfield, MO Indl Dev Auth Sr
             Living Fac Rev Willows at
             Brooking Pk Proj Ser A
             (Prerefunded @ 6/01/10).....................................         6.625   12/01/31        3,224,070
  3,190   Dardenne Town Square, MO
             Trans Dev Dist Sales Tax Ser A..............................         5.000   05/01/36        2,389,151
  2,390   Ellisville, MO Indl Dev Auth Indl
             Dev Rev Gambrill Gardens
             Phase I Proj Ser A (a) .....................................         6.750   04/01/33        2,374,083
  2,755   Ellisville, MO Indl Dev Auth Rev
             Gambrill Gardens Proj Impt & Rfdg...........................         6.200   06/01/29        2,565,263
  3,640   Fenton, MO Tax Increment Rev &
             Impt Gravois Bluffs Proj Rfdg
             (Prerefunded @ 10/01/12)....................................         6.125   10/01/21        4,041,710
    965   Fenton, MO Tax Increment Rev &
             Impt Gravois Bluffs Proj Rfdg
             (Prerefunded @ 10/01/11)....................................         7.000   10/01/21        1,091,878

  1,300   Ferguson, MO Tax Increment Rev
             Crossings at Halls Ferry Proj...............................         5.000   04/01/17        1,204,281
  3,610   Good Shepard Nursing Home Dist
             MO Nursing Home Fac Rev
             Rfdg........................................................         5.900   08/15/23        3,321,742
  2,590   Hermann, MO Area Hosp Dist
             Hosp Rev....................................................         5.100   09/01/31        2,051,746
  3,000   Joplin, MO Indl Dev Auth Hlth Fac
             Rev Freeman Hlth Sys Proj...................................         5.500   02/15/29        2,825,730
  1,500   Joplin, MO Indl Dev Auth Hlth Fac
             Rev Freeman Hlth Sys Proj...................................         5.750   02/15/35        1,432,830
  3,000   Kansas City, MO Indl Dev Auth
             First Mtg Bishop Spencer Ser A..............................         6.250   01/01/24        2,845,320
  4,000   Kansas City, MO Indl Dev Auth
             First Mtg Bishop Spencer Ser A..............................         6.500   01/01/35        3,788,880
    455   Kansas City, MO Indl Dev Auth
             Multi-Family Hsg Rev
             Brentwood Manor Apt Proj Ser A
             (AMT) (a) ..................................................         6.950   04/15/15          479,083
  1,466   Kansas City, MO Indl Dev Auth
             Multi-Family Hsg Rev
             Brentwood Manor Apt Proj Ser B
             (AMT).......................................................         7.250   10/15/38        1,459,564
    280   Kansas City, MO Indl Dev Auth
             Multi-Family Hsg Rev Walnut
             Grove Apt Proj Ser B (AMT) (a) .............................         7.550   06/15/12          299,006
    990   Kansas City, MO Indl Dev Auth
             Multi-Family Hsg Rev Walnut
             Grove Apt Proj Ser B (AMT) (a) .............................         7.550   06/15/22        1,031,253
  3,430   Kansas City, MO Indl Dev Auth
             Multi-Family Hsg Rev Walnut
             Grove Apt Proj Ser B (AMT) (a) .............................         7.550   06/15/35        3,544,356
  2,000   Kansas City, MO Indl Dev Plaza
             Lib Proj....................................................         5.900   03/01/24        1,818,080

    947   Kansas City, MO Multi-Family Hsg
             Rev Northwoods Apts Proj Ser A (AMT)........................         6.450   05/01/40          917,615
  1,000   Missouri St Dev Fin Brd Fac
             Branson Landing Proj Ser A..................................         5.500   12/01/24          948,020
  1,500   Missouri St Dev Fin Brd Fac
             Branson Landing Proj Ser A..................................         5.625   12/01/28        1,411,560
  3,760   Missouri St Dev Fin Brd
             Infrastructure Fac Rev Branson
             Landing Proj Ser A..........................................         5.000   06/01/35        3,163,213
  5,000   Nevada, MO Hosp Rev Nevada
             Regl Med Ctr (Prerefunded @
             10/01/11)...................................................         6.750   10/01/31        5,629,950
  3,180   Osage Beach, MO Tax Increment
             Prewitts Point Proj.........................................         6.750   05/01/23        3,189,317
  2,925   Perry Cnty, MO Nursing Home
             Rev Rfdg....................................................         5.900   03/01/28        2,594,300
  5,500   Saint Joseph, MO Indl Dev Auth
             Hlthcare Rev Living Cmnty Saint
             Joseph Proj.................................................         7.000   08/15/32        5,029,640
  8,000   Saint Louis Cnty, MO Indl Dev
             Auth Hlth Fac Rev Ranken
             Jordan Proj Ser A (Prerefunded
             @ 11/15/13).................................................         6.625   11/15/35        9,233,280
  2,000   Saint Louis Cnty, MO Indl Dev
             Auth Sr Living Fac Rev Saint
             Andrews Res For Srs Ser A...................................         6.375   12/01/30        1,861,680
  3,400   Saint Louis Cnty, MO Indl Dev
             Auth Sr Living Fac Rev Saint
             Andrews Res For Srs Ser A...................................         6.375   12/01/41        3,111,476
    620   Saint Louis, MO Tax Increment
             Rev Scullin Redev Area Ser A................................        10.000   08/01/10          670,214
  3,065   Saline Cnty, MO Indl Dev Auth
             Hlth Fac Rev (Acquired 1/12/99,
             Cost $3,006,098) (c) .......................................         6.500   12/01/28        3,055,958
  5,600   Valley Pk, MO Indl Dev Auth Sr
             Hsg Rev Cape Albeon Proj....................................         6.150   12/01/33        5,109,776
                                                                                                     --------------
                                                                                                        117,013,494
                                                                                                     --------------

          NEVADA 1.3%
  3,000   Boulder City, NV Hosp Rev
             Boulder City Hosp Inc Proj
             Rfdg........................................................         5.850   01/01/22        2,706,600
  5,370   Clark Cnty, NV Assisted Living
             Homestead Boulder City
             Proj (a) ...................................................         6.500   12/01/27        5,187,098
  1,960   Clark Cnty, NV Impt Dist Spl Impt
             Dist No-142 Loc Impt........................................         6.100   08/01/18        1,860,981
  2,700   Clark Cnty, NV Impt Dist Spl Impt
             Dist No-142 Loc Impt........................................         6.375   08/01/23        2,461,617
  2,500   Clark Cnty, NV Indl Dev Rev NV
             Pwr Co Proj Rfdg Ser B (AMT)................................         5.900   10/01/30        2,193,825
 11,190   Clark Cnty, NV Indl Dev Rev NV
             Pwr Co Proj Rfdg Ser C......................................         5.500   10/01/30        9,459,914
 14,980   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Rfdg
             Ser B (FGIC Insd) (AMT).....................................         5.000   12/01/33       13,240,672
  5,600   Director St NV Dept Business &
             Ind Las Vegas Monorail Proj
             Second Tier.................................................         7.375   01/01/40        1,930,376
    925   Henderson, NV Loc Impt Dist No
             T 13 Ser A..................................................         6.800   03/01/22          910,996
  3,410   Henderson, NV Loc Impt Dist No
             T 13 Ser B..................................................         6.900   03/01/22        3,387,937
  1,365   Las Vegas, NV Loc Impt Bds Spl
             Impt Dist No 607............................................         6.250   06/01/24        1,211,301
    405   Las Vegas, NV Spl Impt Dist No
             Elkhorn Springs.............................................         8.000   09/15/13          414,157
  2,795   Mesquite, NV Spl Impt Dist No
             07-01 Loc Impt Anthem at
             Mesquite....................................................         6.150   08/01/37        2,383,911
  4,525   Reno, NV Spl Assmt Dist No 4
             Somersett Pkwy..............................................         6.625   12/01/22        4,423,776
                                                                                                     --------------
                                                                                                         51,773,161
                                                                                                     --------------
          NEW HAMPSHIRE 0.8%
  4,845   New Hampshire Higher Ed & Hlth
             Fac Auth Rev Daniel Webster
             College Issue...............................................         6.300   07/01/29        4,444,028

  2,000   New Hampshire Higher Ed & Hlth
             Fac Auth Rev First Mtg Odd
             Fellows Home Rfdg...........................................         9.000   06/01/14        1,977,620
  4,000   New Hampshire Higher Ed & Hlth
             Fac Auth Rev New England
             College (a) ................................................         6.125   03/01/19        3,914,040
  6,220   New Hampshire Hlth & Ed Fac
             Auth Rev Daniel Webster
             College Issue (a) ..........................................         7.500   07/01/31        6,294,702
  1,035   New Hampshire Hlth & Ed Fac
             Auth Rev Havenwood-Heritage
             Heights Ser A...............................................         5.350   01/01/26          876,045
    750   New Hampshire Hlth & Ed Fac
             Auth Rev Havenwood-Heritage
             Heights Ser A...............................................         5.400   01/01/30          621,668
  1,735   New Hampshire Hlth & Ed Fac
             Auth Rev Hlthcare Sys
             Covenant Hlth...............................................         5.500   07/01/34        1,649,308
  1,570   New Hampshire Hlth & Ed Fac
             Auth Rev Huntington at Nashua
             Ser A.......................................................         6.875   05/01/23        1,595,324
  4,600   New Hampshire Hlth & Ed Fac
             Auth Rev Huntington at Nashua
             Ser A.......................................................         6.875   05/01/33        4,676,176
  1,055   New Hampshire Hlth & Ed Fac
             Speare Mem Hosp.............................................         5.500   07/01/25          977,109
  1,150   New Hampshire Hlth & Ed Fac
             Speare Mem Hosp.............................................         5.875   07/01/34        1,065,935
  2,385   New Hampshire St Business Fin
             Auth Elec Fac Rev Plymouth
             Cogeneration (AMT) (Acquired
             6/29/93, Cost $2,333,981) (c) ..............................         7.750   06/01/14        2,392,799
  3,000   New Hampshire St Business Fin
             Auth Rev Alice Peck Day Hlth
             Sys Rfdg Ser A (Prerefunded @
             10/01/09)...................................................         7.000   10/01/29        3,234,870
     75   New Hampshire St Hsg Fin Auth
             Single Family Rev Mtg
             Acquisition Ser G (AMT).....................................         6.300   01/01/26           75,037

    150   New Hampshire St Hsg Fin Auth
             Single Family Rev Ser D
             (AMT).......................................................         5.900   07/01/28          149,458
                                                                                                     --------------
                                                                                                         33,944,119
                                                                                                     --------------
          NEW JERSEY 2.7%
  2,000   Camden Cnty, NJ Impt Auth Rev
             Hlthcare Redev Cooper Hlth Ser A............................         5.750   02/15/34        1,806,100
  6,000   New Jersey Econ Dev Auth Cedar
             Crest Vlg Inc Fac Ser A
             (Prerefunded @ 11/15/11)....................................         7.250   11/15/21        6,866,220
  3,450   New Jersey Econ Dev Auth Econ
             Dev Rev Utd Methodist Homes
             Ser A.......................................................         6.125   07/01/23        3,315,519
  5,800   New Jersey Econ Dev Auth Econ
             Dev Rev Utd Methodist Homes
             Ser A.......................................................         6.250   07/01/33        5,568,348
  2,355   New Jersey Econ Dev Auth First
             Mtg Franciscan Oaks Proj....................................         5.750   10/01/23        2,173,594
    600   New Jersey Econ Dev Auth First
             Mtg Hamilton Continuing Care
             Ser A (Prerefunded @
             11/01/10)...................................................         8.350   11/01/30          690,828
  1,500   New Jersey Econ Dev Auth First
             Mtg Presbyterian Ser A......................................         6.250   11/01/20        1,458,345
  1,500   New Jersey Econ Dev Auth First
             Mtg Presbyterian Ser A......................................         6.375   11/01/31        1,424,475
  6,000   New Jersey Econ Dev Auth First
             Mtg Seashore Gardens Proj
             (Prerefunded @ 4/01/11).....................................         7.750   04/01/33        6,862,260
  1,250   New Jersey Econ Dev Auth First
             Mtg Seashore Gardens Proj
             (Prerefunded @ 4/01/11).....................................         8.000   04/01/23        1,439,125
  3,500   New Jersey Econ Dev Auth First
             Mtg Seashore Gardens Proj
             (Prerefunded @ 4/01/11).....................................         8.000   04/01/31        4,029,550

  2,000   New Jersey Econ Dev Auth
             Retirement Cmnty Rev
             Seabrook Vlg Inc Ser A
             (Prerefunded @ 11/15/10)....................................         8.250   11/15/30        2,288,060
  1,000   New Jersey Econ Dev Auth
             Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/15/08)....................................         8.125   11/15/18        1,036,450
  1,000   New Jersey Econ Dev Auth
             Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/15/10)....................................         8.000   11/15/15        1,137,850
  1,440   New Jersey Econ Dev Auth
             Retirement Cmnty Rev Ser A
             (Prerefunded @ 11/15/10)....................................         8.125   11/15/23        1,642,954
  4,000   New Jersey Econ Dev Auth Rev
             Cig Tax.....................................................         5.750   06/15/29        3,752,480
    975   New Jersey Econ Dev Auth Rev
             First Mtg Millhouse Proj Ser A (a)(k) ......................         8.250   04/01/10          375,960
  2,060   New Jersey Econ Dev Auth Rev
             First Mtg Millhouse Proj Ser A (k) .........................         8.500   04/01/16        1,072,436
  1,380   New Jersey Econ Dev Auth Rev
             Kullman Assoc LLC Proj Ser A (AMT)..........................         6.125   06/01/18        1,169,453
    745   New Jersey Econ Dev Auth Rev
             Kullman Assoc LLC Proj Ser A
             (AMT).......................................................         6.750   07/01/19          631,961
  2,500   New Jersey Econ Dev Auth Rev
             Sr Living Fac Esplanade Bear
             (AMT).......................................................         7.000   06/01/39        1,804,000
  4,895   New Jersey Econ Dev Auth Rev
             Sr Mtg Arbor Ser A..........................................         6.000   05/15/28        4,445,150
  4,000   New Jersey Econ Dev Auth Utd
             Methodist Homes NJ Oblig....................................         5.750   07/01/29        3,630,280
 23,000   New Jersey Hlthcare Fac Fin Auth
             Rev Cap Apprec St Barnabas
             Hlth Ser B..................................................           *     07/01/35        3,432,750

 19,800   New Jersey Hlthcare Fac Fin Auth
             Rev Cap Apprec St Barnabas
             Hlth Ser B..................................................           *     07/01/36        2,749,032
 18,400   New Jersey Hlthcare Fac Fin Auth
             Rev Cap Apprec St Barnabas
             Hlth Ser B..................................................           *     07/01/37        2,382,800
  4,385   New Jersey Hlthcare Fac Fin Auth
             Rev Cap Hlth Sys Oblig Grp Ser A............................         5.750   07/01/23        4,362,549
  1,025   New Jersey Hlthcare Fac Fin Auth
             Rev Care Inst Inc Cherry Hill
             Proj (a) ...................................................         7.750   07/01/10        1,019,783
  1,000   New Jersey Hlthcare Fac Fin Auth
             Rev Palisades Med Ctr NY
             Hlthcare....................................................         6.625   07/01/31        1,017,820
    905   New Jersey Hlthcare Fac Fin Auth
             Rev Pascack Vlg Hosp Assn...................................         6.000   07/01/13          488,247
  1,200   New Jersey Hlthcare Fac Fin Auth
             Rev Pascack Vlg Hosp Assn...................................         6.500   07/01/23          647,400
  7,000   New Jersey Hlthcare Fac Fin Auth
             Rev Pascack Vlg Hosp Assn...................................         6.625   07/01/36        3,776,500
  1,155   New Jersey Hlthcare Fac Fin Auth
             Rev Raritan Bay Med Ctr Issue
             Rfdg........................................................         7.250   07/01/14        1,153,972
  1,000   New Jersey Hlthcare Fac Fin Inst
             Inc Cherry Hill Proj........................................         8.000   07/01/27          998,370
  5,000   Tobacco Settlement Fin Corp NJ
             Ser 1A......................................................         5.000   06/01/29        4,177,200
 34,430   Tobacco Settlement Fin Corp NJ
             Ser 1A......................................................         5.000   06/01/41       27,545,377
                                                                                                     --------------
                                                                                                        112,373,198
                                                                                                     --------------
          NEW MEXICO 0.7%
  6,765   Albuquerque, NM Retirement Fac
             Rev La Vida Llena Proj Rfdg Ser B...........................         6.600   12/15/28        6,599,257
  1,395   Bernalillo Cnty, NM Multi-Family
             Hsg Sr Solar Villas Apt Ser F...............................         7.250   10/15/22        1,437,757
  1,495   Cabezon Pub Impt Dist NM ......................................         6.300   09/01/34        1,387,375

  3,000   Farmington, NM Pollutn Ctl Rev
             Pub Svc Co NM Proj Ser A (AMT)..............................         6.600   10/01/29        3,145,830
  3,719   New Mexico Hsg Auth Region lll
             Sr Brentwood Gardens Apt Ser A (AMT)........................         6.850   12/01/31        3,753,996
  2,250   New Mexico Regl Hsg Auth Hsg
             Wildewood Apt Proj Sr Ser A (a) ............................         7.500   12/01/30        2,321,483
  2,620   RHA Hsg Dev Corp NM
             Multi-Family Rev Mtg Woodleaf
             Apt Proj Rfdg Ser A (GNMA
             Collateralized).............................................         7.125   12/15/27        2,631,030
  3,275   San Juan Cnty, NM Multi-Family
             Hsg Apple Ridge Apts Sr Ser A (AMT) (a) ....................         7.250   12/01/31        3,331,199
  3,250   Santa Fe Cnty, NM Proj Rev El
             Castillo Retirement Ser A...................................         5.625   05/15/25        3,050,352
    750   Ventana West Pub Impt Dist NM .................................         6.875   08/01/33          753,023
                                                                                                     --------------
                                                                                                         28,411,302
                                                                                                     --------------
          NEW YORK   5.5%
  2,325   Amherst, NY Indl Dev Agy Sharry
             Zedek Proj Rfdg Ser A (a) ..................................         7.000   06/15/36        2,264,689
    545   Brookhaven, NY Indl Dev Agy
             Mem Hosp Med Ctr Inc Ser A (i) .............................         7.750   11/15/10          587,325
  3,000   Brookhaven, NY Indl Dev Agy
             Mem Hosp Med Ctr Inc Ser A
             (Prerefunded @ 11/15/10)....................................         8.125   11/15/20        3,394,230
  1,000   Brookhaven, NY Indl Dev Agy
             Mem Hosp Med Ctr Inc Ser A
             (Prerefunded @ 11/15/10)....................................         8.250   11/15/30        1,134,480
  4,760   Brookhaven, NY Indl Dev Agy Sr
             Residential Hsg Rev Woodcrest
             Estates Fac Ser A (AMT).....................................         6.375   12/01/37        4,596,589
  1,340   Brookhaven, NY Indl Dev Agy Sr
             Woodcrest Estates Fac Ser A
             (AMT).......................................................         6.250   12/01/23        1,324,644

  3,245   Dutchess Cnty, NY Indl Dev Agy
             Saint Francis Hosp Rfdg Ser A...............................         7.500   03/01/29        3,399,689
 15,000   Metropolitan Transn Auth NY
             Dedicated Tax Fd Ser A (FSA
             Insd) (d) ..................................................         5.250   11/15/24       15,141,975
  2,000   Monroe Cnty, NY Indl Dev Agy
             Civic Fac Rev Cloverwood Sr
             Living Ser A................................................         6.750   05/01/23        1,789,500
  5,000   Monroe Cnty, NY Indl Dev Agy
             Civic Fac Rev Cloverwood Sr
             Living Ser A................................................         6.875   05/01/33        4,385,000
    700   Monroe Cnty, NY Indl Dev Agy
             Woodland Vlg Proj (Prerefunded
             @ 11/15/10).................................................         8.000   11/15/15          783,965
  1,570   Monroe Cnty, NY Indl Dev Agy
             Woodland Vlg Proj (Prerefunded
             @ 11/15/10).................................................         8.550   11/15/32        1,819,080
  1,000   Mount Vernon, NY Indl Dev Agy
             Civic Fac Rev...............................................         6.200   06/01/29          948,510
  3,150   New York City Indl Dev Agy Civic
             Fac Rev Cmnty Res
             Developmentally Disabled....................................         7.500   08/01/26        3,158,411
  4,430   New York City Indl Dev Agy Civic
             Fac Rev Ctr For Nursing.....................................         5.375   08/01/27        3,731,611
  3,265   New York City Indl Dev Agy Civic
             Fac Rev Our Lady of Mercy Med
             Ctr Pkg Corp Proj...........................................         8.500   12/30/22        2,766,304
  3,000   New York City Indl Dev Agy Civic
             Fac Rev Psch Inc Proj.......................................         6.375   07/01/33        2,946,090
  2,650   New York City Indl Dev Agy Civic
             Fac Rev Spl Place Inc Proj Ser A............................         7.000   01/01/33        2,683,708
  5,000   New York City Indl Dev Agy Lycee
             Francais De NY Ser C........................................         6.800   06/01/28        5,151,400
 41,900   New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser A.............................         6.250   03/01/15       42,511,321

 12,000   New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser A.............................         6.500   03/01/35       12,131,400
    315   New York City Indl Dev Agy Rev
             Lycee Francais De NY Proj Ser A (ACA Insd)..................         5.375   06/01/23          289,712
  7,500   New York City Indl Dev Agy Rev
             Visy Paper Inc Proj (AMT)...................................         7.950   01/01/28        7,514,625
  2,500   New York Liberty Dev Corp Rev
             Natl Sports Museum Proj Ser A
             (Acquired  8/07/06,
             Cost $2,500,000) (c) .......................................         6.125   02/15/19        2,378,575
  2,500   New York St Dorm Auth Rev
             Winthrop South Nassau Univ..................................         5.500   07/01/23        2,451,625
  5,195   New York St Dorm Auth Rev
             Winthrop South Nassau Univ..................................         5.750   07/01/28        5,127,153
  4,000   New York St Dorm Auth Rev
             Winthrop Univ Hosp Assn Ser A...............................         5.500   07/01/23        3,922,600
  1,720   Newark-Wayne Cmnty Hosp Inc
             NY Hosp Rev Impt & Rfdg Ser A...............................         7.600   09/01/15        1,720,894
  1,250   Oneida Cnty, NY Indl Dev Agy
             Civic Fac Saint Elizabeth Med
             Ser A.......................................................         5.875   12/01/29        1,156,538
  1,520   Oneida Cnty, NY Indl Dev Agy
             Civic Fac Saint Elizabeth Med
             Ser B.......................................................         6.000   12/01/19        1,459,823
     50   Onondaga Cnty, NY Indl Dev Agy
             Civic Fac Rev Iroquois Nursing
             Home Ser B (FHA Gtd) (a) ...................................         7.000   02/01/09           49,946
  4,000   Orange Cnty, NY Indl Dev Agy
             Arden Hill Life Care Ctr Proj Ser A.........................         7.000   08/01/31        4,047,200
    175   Oswego Cnty, NY Indl Dev Agy
             Civic Fac Rev Sub St Luke
             Residential Hlth Ser B (a) .................................         7.000   02/01/12          178,486
 23,475   Port Auth NY & NJ (AMT) (d)....................................         5.000   10/01/25       21,886,134
 12,450   Port Auth NY & NJ (MBIA Insd)
             (AMT) (d) ..................................................         5.250   11/01/17       12,925,162

  7,160   Port Auth NY & NJ (MBIA Insd)
             (AMT) (d) ..................................................         5.250   11/01/18        7,358,153
  1,000   Seneca Nation Indians Cap Impt
             Auth NY Spl Oblig Ser A (e) ................................         5.000   12/01/23          861,780
  3,500   Suffolk Cnty, NY Indl Dev Agy
             Civic Fac Rev Eastn Long Is
             Hosp Assn (e) ..............................................         5.500   01/01/37        2,836,295
  6,110   Suffolk Cnty, NY Indl Dev Agy
             Civic Fac Rev Eastn Long Is
             Hosp Assn Ser A (Prerefunded
             @ 1/01/12)..................................................         7.750   01/01/22        7,009,636
  1,000   Suffolk Cnty, NY Indl Dev Agy
             Civic Fac Rev Gurwin Jewish
             Phase II....................................................         6.700   05/01/39        1,007,560
  1,000   Suffolk Cnty, NY Indl Dev Agy
             Continuing Care Retirement
             Peconic Landing Ser A.......................................         8.000   10/01/20        1,060,550
  2,000   Suffolk Cnty, NY Indl Dev Agy
             Continuing Care Retirement
             Peconic Landing Ser A.......................................         8.000   10/01/30        2,110,760
  4,000   Suffolk Cnty, NY Indl Dev Agy
             Medford Hamlet Asstd Living
             Proj (AMT)..................................................         6.375   01/01/39        3,620,200
  4,480   Sullivan Cnty, NY Indl Dev Agy
             Civic Fac Rev Hebrew Academy
             Spl Children (a) ...........................................         7.500   06/01/32        4,590,163
  1,350   Syracuse, NY Indl Dev Agy Rev
             First Mtg Jewish Home Ser A.................................         7.375   03/01/21        1,384,533
  2,325   Syracuse, NY Indl Dev Agy Rev
             First Mtg Jewish Home Ser A.................................         7.375   03/01/31        2,375,592
  3,750   Utica, NY Indl Dev Agy Civic Fac
             Rev Utica College Civic Fac.................................         6.850   12/01/31        3,836,025
  5,000   Westchester Cnty, NY Indl Dev
             Agy Mtg Kendal on Hudson Proj Ser A.........................         6.375   01/01/24        5,008,700
  2,000   Westchester Cnty, NY Indl Dev
             Hebrew Hosp Sr Hsg Inc Ser A
             (Prerefunded @ 7/01/10).....................................         7.375   07/01/30        2,217,720
                                                                                                     --------------
                                                                                                        227,036,061
                                                                                                     --------------

          NORTH CAROLINA 1.1%
  7,000   Charlotte Mecklenburg Hosp Auth
             NC Hlthcare Sys Rev Carolinas
             Ser J (FSA Insd) (g) (l)....................................         6.470   01/15/46        7,000,000
  1,000   Halifax Cnty, NC Indl Fac &
             Pollutn Ctl Fin Auth Intl Paper
             Co Proj Ser A (AMT).........................................         5.900   09/01/25          940,890
  1,000   North Carolina Med Care Commn
             First Mtg Arbor Acres Cmnty
             Proj (Prerefunded @ 3/01/12)................................         6.250   03/01/27        1,103,860
  7,050   North Carolina Med Care Commn
             First Mtg Baptist Retirement Ser A..........................         6.400   10/01/31        6,866,418
  3,000   North Carolina Med Care Commn
             First Mtg Forest at Duke Proj
             (Prerefunded @ 9/01/12).....................................         6.375   09/01/32        3,331,800
  2,000   North Carolina Med Care Commn
             First Mtg Presbyterian Homes................................         5.500   10/01/31        1,819,500
  2,000   North Carolina Med Care Commn
             First Mtg Presbyterian Homes................................         5.600   10/01/36        1,821,520
  2,500   North Carolina Med Care Commn
             First Mtg Salemtowne Proj
             (Prerefunded @ 4/01/11).....................................         6.625   04/01/31        2,751,150
  1,100   North Carolina Med Care Commn
             First Mtg Salemtowne Proj
             Rfdg........................................................         5.100   10/01/30          926,992
  1,850   North Carolina Med Care Commn
             First Mtg Salemtowne Rfdg...................................         5.000   10/01/23        1,677,321
  1,250   North Carolina Med Care Commn
             First Mtg Utd Methodist Homes
             (Prerefunded @ 10/01/09)....................................         7.250   10/01/32        1,340,963
  9,500   North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Givens Estates Proj Ser A
             (Prerefunded @ 7/01/13).....................................         6.500   07/01/32       10,962,810
  3,500   North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Vlg Brookwood Rfdg..........................................         5.250   01/01/32        2,781,100
                                                                                                     --------------
                                                                                                         43,324,324
                                                                                                     --------------

          NORTH DAKOTA 0.4%
  2,610   Devils Lake, ND Hlthcare Fac Rev
             & Impt Lk Reg Lutheran Rfdg.................................         6.100   10/01/23        2,013,537
    495   Fargo, ND Multi-Family Rev Hsg
             Trollwood Vlg Proj Rfdg Ser A
             (AMT).......................................................         7.250   09/01/21          492,263
    765   Fargo, ND Multi-Family Rev Hsg
             Trollwood Vlg Proj Rfdg Ser A
             (AMT).......................................................         7.400   09/01/26          760,050
  2,120   Fargo, ND Multi-Family Rev Hsg
             Trollwood Vlg Proj Rfdg Ser A
             (AMT).......................................................         7.600   09/01/31        2,111,944
  1,165   Grand Forks, ND Nursing Fac Vly
             Homes & Svc Proj (a) .......................................         5.450   11/01/31          941,180
  1,000   Grand Forks, ND Nursing Fac Vly
             Homes & Svc Proj Ser A......................................         6.250   11/01/29          920,500
  1,545   Grand Forks, ND Sr Hsg Rev
             4000 Vly Square Proj Rfdg...................................         5.200   12/01/26        1,257,831
  2,400   Grand Forks, ND Sr Hsg Rev
             4000 Vly Square Proj Rfdg...................................         5.300   12/01/34        1,922,280
    645   Lincoln, ND Muni Indl Dev Act Mo
             Slope Lutheran Care Ctr Proj................................         5.250   11/01/26          529,467
  2,840   Lincoln, ND Muni Indl Dev Act Mo
             Slope Lutheran Care Ctr Proj................................         5.350   11/01/41        2,197,990
  4,150   Traill Cnty, ND Hlthcare Rev
             Hillsboro Med Ctr...........................................         5.500   05/01/42        3,320,415
                                                                                                     --------------
                                                                                                         16,467,457
                                                                                                     --------------
          OHIO 2.9%
 10,255   Adams Cnty Hosp Fac Impt Rev
             Adams Cnty Hosp Proj........................................         6.500   09/01/36        8,213,640
  1,500   Akron Bath Copley, OH St Twp
             Hosp Dist Rev Summa Hosp
             Ser A.......................................................         5.375   11/15/24        1,438,410
  4,000   Athens Cnty, OH Hosp Fac Rev
             Impt O'Bleness Mem Rfdg Ser A...............................         6.900   11/15/23        4,027,680
  7,650   Athens Cnty, OH Hosp Fac Rev
             Impt O'Bleness Mem Rfdg Ser A...............................         7.125   11/15/33        7,784,793

 70,000   Buckeye, OH Tob Settlement Fin
             Auth Cap Apprec First Sub B.................................           *     06/01/47        3,716,300
 26,050   Buckeye, OH Tob Settlement Fin
             Auth Cap Apprec Sr Turbo Ser A-2............................         5.875   06/01/47       23,509,083
  4,340   Buckeye, OH Tob Settlement Fin
             Auth Sr Turbo Ser A-2.......................................         5.750   06/01/34        3,937,161
 22,900   Buckeye, OH Tob Settlement Fin
             Auth Sr Turbo Ser A-2.......................................         5.875   06/01/30       21,429,591
  5,535   Buckeye, OH Tob Settlement Fin
             Auth Sr Turbo Ser A-2.......................................         6.000   06/01/42        5,106,591
  5,000   Cleveland Cuyahoga Cnty, OH Spl
             Assmt Tax Increment Proj....................................         7.350   12/01/31        5,193,600
  1,355   Cuyahoga Cnty, OH Hlthcare &
             Indpt Living Fac Rev Eliza
             Jennings Sr Care Ser A......................................         5.750   05/15/27        1,198,890
  3,000   Cuyahoga Cnty, OH Hlthcare &
             Indpt Living Fac Rev Eliza
             Jennings Sr Care Ser A......................................         6.000   05/15/37        2,640,240
  3,645   Cuyahoga Cnty, OH Hlthcare &
             Indpt Living Fac Rev Eliza
             Jennings Sr Care Ser A......................................         6.000   05/15/42        3,179,606
  2,500   Cuyahoga Cnty, OH Hlthcare Fac
             Franciscan Cnty OH Inc Proj Ser C...........................         6.250   05/15/32        2,390,275
  3,000   Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj.........................................         7.500   01/01/30        3,205,830
  4,000   Dayton, OH Spl Fac Rev Air Fght
             Cargo Day LLC Proj (AMT)....................................         6.300   04/01/22        3,641,440
  2,000   Dayton, OH Spl Fac Rev Air Fght
             Ser D (AMT).................................................         6.200   10/01/09        2,095,900
  1,955   Hamilton Cnty, OH Multi-Family
             Rev Hsg Garden Hill
             Washington Pk Apt (AMT).....................................         7.750   10/01/21        1,665,777
  1,000   Lucas Cnty, OH Hlthcare Impt
             Sunset Retirement Rfdg Ser A................................         6.550   08/15/24        1,021,930
    500   Lucas Cnty, OH Hlthcare Impt
             Sunset Retirement Rfdg Ser A................................         6.625   08/15/30          508,995

  3,000   Norwood, OH Tax Increment Rev
             Fin Cornerstone at Norwood..................................         6.200   12/01/31        2,630,160
    960   Pinnacle Cmnty Infrastructure Fac Ser A........................         6.000   12/01/22          894,538
  2,000   Pinnacle Cmnty Infrastructure Fac Ser A........................         6.250   12/01/36        1,804,860
    500   Port Gtr Cincinnati Dev Auth Coop
             Pub Pkg Infrastructure Proj.................................         6.300   02/15/24          481,740
  2,030   Port Gtr Cincinnati Dev Auth Coop
             Pub Pkg Infrastructure Proj.................................         6.400   02/15/34        1,918,594
  1,500   Tuscarawas Cnty, OH Hosp Fac
             Rev Twin City Hosp Proj.....................................         6.100   11/01/22        1,344,195
  1,920   Tuscarawas Cnty, OH Hosp Fac
             Rev Twin City Hosp Proj.....................................         6.200   11/01/27        1,697,952
  2,500   Tuscarawas Cnty, OH Hosp Fac
             Rev Twin City Hosp Proj.....................................         6.350   11/01/37        2,240,450
                                                                                                     --------------
                                                                                                        118,918,221
                                                                                                     --------------
          OKLAHOMA 0.9%
  3,405   Atoka Cnty, OK Hlthcare Auth
             Hosp Rev Atoka Mem Hosp.....................................         6.625   10/01/37        3,244,080
  1,170   Citizen Potawatomi Nation, OK Ser A............................         6.500   09/01/16        1,202,760
  1,150   Langston, OK Econ Dev Langston
             Cmnty Dev Corp Proj Ser A
             (Prerefunded @ 8/01/10).....................................         7.625   08/01/20        1,291,197
  2,000   Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg.....................................         6.000   04/01/22        1,846,900
    750   Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A...............................         5.700   04/01/25          663,382
  1,250   Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A...............................         5.875   04/01/30        1,097,788
  1,200   Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A...............................         7.000   04/01/25        1,205,796
  1,990   Oklahoma Cnty, OK Fin Auth Rev
             Epworth Villa Proj Rfdg Ser A
             (Prerefunded @ 4/01/10).....................................         7.600   04/01/30        2,174,135
  3,500   Oklahoma Dev Fin Auth Hosp Rev
             Great Plains Regl Med Ctr Proj..............................         5.000   12/01/27        2,971,990

  7,695   Oklahoma Dev Fin Auth Hosp Rev
             Great Plains Regl Med Ctr Proj..............................         5.125   12/01/36        6,257,112
  5,000   Oklahoma Dev Fin Auth Rev
             Comache Cnty Hosp Proj Ser B................................         6.375   07/01/21        5,057,800
    500   Oklahoma Dev Fin Auth Rev
             Comanche Cnty Hosp Proj Ser B...............................         6.600   07/01/31          502,865
  3,740   Oklahoma Dev Fin Auth Rev
             Hillcrest Hlthcare Sys Rfdg Ser A
             (Prerefunded @ 8/15/09).....................................         5.625   08/15/19        3,922,512
  2,500   Oklahoma Dev Fin Auth Rev
             Hillcrest Hlthcare Sys Rfdg Ser A
             (Prerefunded @ 8/15/09).....................................         5.750   08/15/12        2,626,425
  1,000   Oklahoma Dev Fin Auth Rev
             Hillcrest Hlthcare Sys Rfdg Ser  A
             (Prerefunded @ 8/15/09).....................................         5.750   08/15/15        1,050,570
  1,000   Stillwater, OK Med Ctr Auth ...................................         5.625   05/15/23          980,400
                                                                                                     --------------
                                                                                                         36,095,712
                                                                                                     --------------
          OREGON 0.9%
  2,000   Clackamas Cnty, OR Hosp Fac
             Willamette View Inc Proj Ser A
             (Prerefunded @ 11/01/09)....................................         7.500   11/01/29        2,178,300
  1,000   Clatsop Care Ctr Hlth Dist OR
             Rev Sr Hsg..................................................         6.000   08/01/14          987,140
  4,000   Clatsop Care Ctr Hlth Dist OR
             Rev Sr Hsg..................................................         6.875   08/01/28        3,920,280
  1,670   Douglas Cnty, OR Hosp Fac Auth
             Rev Elderly Hsg Forest Glen
             Ser A (a) ..................................................         7.500   09/01/27        1,671,386
  9,100   Multnomah Cnty, OR Hosp Fac
             Auth Rev Terwilliger Plaza Proj
             Rfdg (Acquired 5/16/03,
             Cost $8,832,005) (c) .......................................         6.500   12/01/29        8,657,467
  3,608   Oregon St Hlth Hsg Ed & Cultural
             Fac Auth Ser A (AMT)........................................         7.250   06/01/28        3,665,401
  2,740   Oregon St Hlth Hsg Ed Auth OR
             Baptist Retirement Homes Ser A..............................         8.000   11/15/26        2,741,726

  9,925   Yamhill Cnty, OR Hosp Auth Rev
             Friendsview Retirement Cmnty
             (Prerefunded @ 12/01/13)....................................         7.000   12/01/34       11,641,727
                                                                                                     --------------
                                                                                                         35,463,427
                                                                                                     --------------
          PENNSYLVANIA 5.8%
  1,000   Allegheny Cnty, PA Hosp Dev
             Auth Hlthcare Fac Villa Saint
             Joseph......................................................         5.875   08/15/18          919,230
  4,500   Allegheny Cnty, PA Hosp Dev
             Auth Hlthcare Fac Villa Saint
             Joseph......................................................         6.000   08/15/28        3,972,105
  7,050   Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys Ser A.....................................         5.000   11/15/28        5,747,936
 28,000   Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys Ser A.....................................         5.375   11/15/40       22,927,800
  1,000   Allegheny Cnty, PA Hosp Dev
             Auth Rev Hosp South Hills Hlth
             Sys Ser B (Prerefunded @ 5/01/10)...........................         6.625   05/01/20        1,074,210
    925   Allegheny Cnty, PA Hosp Dev
             Hlth Sys Ser B (Prerefunded @
             11/15/10)...................................................         9.250   11/15/15        1,069,485
  6,240   Allegheny Cnty, PA Hosp Dev
             Hlth Sys Ser B (Prerefunded @ 11/15/10).....................         9.250   11/15/22        7,327,757
 11,925   Allegheny Cnty, PA Hosp Dev
             Hlth Sys Ser B (Prerefunded @ 11/15/10).....................         9.250   11/15/30       14,003,766
  6,570   Allegheny Cnty, PA Indl Dev Auth
             Lease Rev Air Fght Cargo Fac
             Pit LLC (AMT) (a) ..........................................         7.750   09/01/31        6,742,331
  1,695   Allegheny Cnty, PA Indl Dev Auth
             Lease Rev (AMT).............................................         6.625   09/01/24        1,581,655
  3,500   Berks Cnty, PA Indl Dev Auth
             First Mtg Rev One Douglassville
             Proj Rfdg Ser A (AMT).......................................         6.125   11/01/34        3,032,225
  4,275   Blair Cnty, PA Indl Dev Auth Vlg
             of PA St Proj Ser A.........................................         7.000   01/01/34        4,314,073

  1,000   Bucks Cnty, PA Indl Dev Auth
             Rev First Mtg Hlthcare Fac
             Chandler....................................................         6.100   05/01/14          979,570
    900   Bucks Cnty, PA Indl Dev Auth
             Rev First Mtg Hlthcare Fac
             Chandler....................................................         6.200   05/01/19          854,397
  2,000   Bucks Cnty, PA Indl Dev Auth
             Rev First Mtg Hlthcare Fac
             Chandler....................................................         6.300   05/01/29        1,845,320
  1,000   Chartiers Vly, PA Indl & Coml Dev
             Auth First Mtg Rev Asbury Hlth
             Ctr Rfdg....................................................         6.375   12/01/19          994,570
  2,500   Chartiers Vly, PA Indl & Coml Dev
             Auth First Mtg Rev Asbury Hlth
             Ctr Rfdg....................................................         6.375   12/01/24        2,455,575
 10,295   Chester Cnty, PA Hlth & Ed Fac
             Chester Cnty Hosp Ser A.....................................         6.750   07/01/31       10,471,250
  2,250   Chester Cnty, PA Hlth & Ed
             Jenners Pond Inc Proj
             (Prerefunded @ 7/01/12).....................................         7.250   07/01/24        2,612,115
  2,200   Chester Cnty, PA Hlth & Ed
             Jenners Pond Inc Proj
             (Prerefunded @ 7/01/12).....................................         7.625   07/01/34        2,586,408
  2,500   Crawford Cnty, PA Hosp Auth Sr
             Living Fac Rev..............................................         6.250   08/15/29        2,315,375
  4,000   Dauphin Cnty, PA Gen Auth Rev
             Office & Pkg Forum Place Ser A..............................         6.000   01/15/25        2,308,960
  5,500   Dauphin Cnty, PA Gen Auth Rev
             Office & Pkg Riverfront Office..............................         6.000   01/01/25        4,655,970
  1,000   Delaware Cnty, PA Auth First Mt
             White Horse Vlg Proj Ser A
             (Prerefunded @ 7/01/10).....................................         7.625   07/01/30        1,110,220
  1,000   Fulton Cnty, PA Indl Dev Auth
             Hosp Rev Fulton Cnty Med Ctr
             Proj........................................................         5.875   07/01/31          899,740
  1,900   Fulton Cnty, PA Indl Dev Auth
             Hosp Rev Fulton Cnty Med Ctr
             Proj........................................................         5.900   07/01/40        1,655,356

  4,085   Grove City, PA Area Hosp Auth
             Hlth Fac Rev Grove Manor Proj
             (Prerefunded @ 8/15/08).....................................         6.625   08/15/29        4,220,663
  2,000   Harrisburg, PA Auth Univ Rev
             Harrisburg Univ Of Science Ser A............................         5.400   09/01/16        1,969,900
  6,450   Harrisburg, PA Auth Univ Rev
             Harrisburg Univ Of Science Ser B............................         6.000   09/01/36        5,704,896
  4,530   Hazleton, PA Hlth Svc Auth
             Hazleton Saint Joseph's Med Ctr.............................         6.200   07/01/26        4,313,013
  2,200   Indiana Cnty, PA Indl Dev Auth
             Pollutn Ctl Rev PSEG Pwr LLC
             Proj Rfdg (AMT).............................................         5.850   06/01/27        2,051,698
  1,650   Lancaster, PA Indl Dev Auth Rev
             Garden Spot Vlg Proj Ser A
             (Prerefunded @ 5/01/10).....................................         7.625   05/01/31        1,825,989
  2,500   Lehigh Cnty, PA Gen Purp Auth
             Good Shepherd Group Ser A...................................         5.625   11/01/34        2,481,000
  3,000   Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Church Home Inc.............................................         7.750   11/01/33        3,158,250
  3,000   Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Church Home Inc Proj Ser A..................................         6.000   12/15/23        2,801,040
  3,000   Lehigh Cnty, PA Gen Purp Auth
             Rev Kidspeace Oblig Grp Rfdg................................         6.000   11/01/18        2,782,050
  6,085   Lehigh Cnty, PA Gen Purp Auth
             Rev Kidspeace Oblig Grp Rfdg................................         6.000   11/01/23        5,438,895
  1,790   Lehigh Cnty, PA Indl Dev Auth
             Hlth Fac Rev Lifepath Inc Proj..............................         6.100   06/01/18        1,638,369
  4,000   Lehigh Cnty, PA Indl Dev Auth
             Hlth Fac Rev Lifepath Inc Proj..............................         6.300   06/01/28        3,501,600
  4,180   Montgomery Cnty, PA Higher Ed
             & Hlth Auth Rev Impt & Rfdg.................................         6.875   04/01/36        4,033,867

  1,271   Montgomery Cnty, PA Indl Dev
             Auth Rev First Mtg The
             Meadowood Corp Proj Rfdg Ser A..............................         6.000   12/01/10        1,271,153
  1,000   Montgomery Cnty, PA Indl Dev
             Auth Rev First Mtg The
             Meadowood Corp Proj Rfdg Ser A..............................         6.250   12/01/17        1,001,930
  3,100   Montgomery Cnty, PA Indl Dev
             Auth Rev Hlthcare Adv Geriatric Ser A.......................         8.375   07/01/23        3,102,604
  1,500   Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care Proj........................................         6.125   02/01/28        1,391,835
  6,950   Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care Proj........................................         6.250   02/01/35        6,404,217
  2,410   Montgomery Cnty, PA Indl Dev
             Auth Rev Wordsworth
             Academy (a) ................................................         7.750   09/01/14        2,412,458
  1,600   Mount Lebanon, PA Hosp Auth
             Saint Clair Mem Hosp Ser A..................................         5.625   07/01/32        1,553,440
  2,235   Northeastern, PA Hosp & Ed Auth
             Hlthcare Rev................................................         7.125   10/01/29        2,237,593
  2,900   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Amtrak Proj
             Ser A (AMT).................................................         6.125   11/01/21        2,929,406
  2,755   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Amtrak Proj
             Ser A (AMT).................................................         6.250   11/01/31        2,768,224
  3,000   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Amtrak Proj
             Ser A (AMT).................................................         6.375   11/01/41        3,024,180
  2,650   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Amtrak Proj
             Ser A (AMT).................................................         6.500   11/01/16        2,773,013
  7,000   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Reliant Energy
             Ser B (AMT).................................................         6.750   12/01/36        6,933,220

  5,000   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Reliant Energy
             Seward Ser A (AMT)..........................................         6.750   12/01/36        4,996,150
  2,230   Pennsylvania Econ Dev Fin
             Northwestn Human Svc Ser A..................................         5.250   06/01/28        1,910,463
  5,000   Pennsylvania St Higher Ed Fac La
             Salle Univ..................................................         5.500   05/01/34        4,634,350
    985   Pennsylvania St Higher Ed
             Student Assn Inc Proj Ser A.................................         6.750   09/01/32        1,002,730
  1,565   Pennsylvania St Higher Ed UPMC
             Hlth Sys Ser A..............................................         6.000   01/15/31        1,640,167
  1,500   Philadelphia, PA Auth for Indl
             Cathedral Vlg Proj Ser A....................................         6.875   04/01/34        1,526,325
  2,600   Philadelphia, PA Auth for Indl Dev
             Baptist Home of Philadelphia
             Ser A.......................................................         5.500   11/15/18        2,379,728
  5,485   Philadelphia, PA Auth for Indl Dev
             Baptist Home of Philadelphia
             Ser A.......................................................         5.600   11/15/28        4,739,643
  3,050   Philadelphia, PA Auth for Indl
             Pauls Run Ser A.............................................         5.875   05/15/28        2,739,663
  1,090   Philadelphia, PA Auth Indl Dev
             Cathedral Vlg Proj Ser A....................................         6.750   04/01/23        1,101,816
  8,500   Philadelphia, PA Auth Indl Dev
             Rev Coml Dev Rfdg (AMT).....................................         7.750   12/01/17        8,507,395
  2,180   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Hosp Rev Rfdg...................................         6.500   07/01/27        2,120,224
    680   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Centralized
             Comp Human Svc Ser A........................................         6.125   01/01/13          643,470
  4,000   Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Centralized
             Comp Human Svc Ser A........................................         7.250   01/01/21        4,008,600
  2,500   Westmoreland Cnty, PA Indl Dev
             Hlthcare Fac Redstone Ser B
             (Prerefunded @ 11/15/10)....................................         8.000   11/15/23        2,820,850
                                                                                                     --------------
                                                                                                        236,953,476
                                                                                                     --------------

          RHODE ISLAND 0.3%
  2,000   Rhode Island St Econ Dev Corp
             Rev Oblig Providence Pl.....................................         7.250   07/01/20        2,004,860
  7,310   Rhode Island St Hlth & Ed Bldg
             Hosp Fin Lifespan Oblig Grp
             (Prerefunded @ 8/15/12).....................................         6.500   08/15/32        8,209,349
  1,500   Tiverton, RI Spl Oblig Tax Mount
             Hope Bay Vlg Ser A..........................................         6.875   05/01/22        1,533,915
                                                                                                     --------------
                                                                                                         11,748,124
                                                                                                     --------------
          SOUTH CAROLINA 1.4%
  2,500   Lancaster Cnty, SC Assmt Rev
             Edenmoor Impt Dist Ser B
             (Acquired 5/19/06,
             Cost $2,500,000) (c) .......................................         5.750   12/01/37        2,010,150
  4,080   Laurens Cnty, SC Sch Dist No 55
             Installment Pur Rev.........................................         5.250   12/01/30        3,653,640
  1,450   Loris, SC Cmnty Hosp Dist Hosp
             Rev Ser B...................................................         5.625   01/01/29        1,362,739
  1,700   Medical Univ SC Hosp Auth Rfdg
             Ser A (Prerefunded @
             8/15/12)....................................................         6.375   08/15/27        1,907,910
  7,000   Richland Cnty, SC Environmental
             Impt Rev Intl Paper Ser A (AMT).............................         6.100   04/01/23        6,871,760
    298   South Carolina Jobs Econ Dev
             Auth Econ Dev Rev
             Westminster Presbyterian
             Ctr (a)(i) .................................................         6.750   11/15/10          315,868
    500   South Carolina Jobs Econ Dev
             Auth Econ Dev Rev
             Westminster Presbyterian Ctr
             (Prerefunded @ 11/15/10)....................................         7.500   11/15/20          567,215
    495   South Carolina Jobs Econ Dev
             Auth Fac Rev Palmetto Hlth Ser C (Prerefunded @ 8/01/13)....         6.375   08/01/34          563,221
  1,200   South Carolina Jobs Econ Dev
             Auth Hlth Fac Rev First Mtg
             Lutheran Homes Rfdg.........................................         5.650   05/01/18        1,084,596

  9,900   South Carolina Jobs Econ Dev
             Auth Hosp Fac Rev Palmetto
             Hlth Alliance Rfdg Ser A....................................         6.250   08/01/31        9,887,328
  5,000   South Carolina Jobs Econ Dev
             Auth Hosp Fac Rev Palmetto
             Hlth Alliance Ser A.........................................         6.125   08/01/23        5,028,250
  1,200   South Carolina Jobs Econ Dev
             Auth Rev Woodlands At Furman
             Proj Ser A..................................................         6.000   11/15/27        1,093,440
  1,700   South Carolina Jobs Econ Dev
             Auth Rev Woodlands At Furman
             Proj Ser A..................................................         6.000   11/15/37        1,497,173
  3,200   South Carolina Jobs Econ Dev
             Auth Rev Woodlands At Furman
             Proj Ser A..................................................         6.000   11/15/42        2,789,984
  2,540   South Carolina Jobs Econ Dev
             First Mtg Lutheran Homes Rfdg...............................         5.700   05/01/26        2,178,202
  3,000   South Carolina Jobs Econ Dev
             First Mtg Westley Com Proj
             (Prerefunded @ 10/01/10)....................................         7.750   10/01/24        3,407,430
  1,650   South Carolina Jobs Econ
             Episcopal Home Still Proj Ser A.............................         6.250   05/15/25        1,577,054
  3,350   South Carolina Jobs Econ
             Episcopal Home Still Proj Ser A.............................         6.375   05/15/32        3,158,983
  4,005   South Carolina Jobs Econ
             Palmetto Hlth Ser C
             (Prerefunded @ 8/01/13).....................................         6.375   08/01/34        4,567,582
  5,015   Tobacco Settlement Rev Mgmt
             Auth SC Tob Settlement Rev Ser B............................         6.375   05/15/28        5,024,428
                                                                                                     --------------
                                                                                                         58,546,953
                                                                                                     --------------
          SOUTH DAKOTA 0.8%
  3,750   Minnehaha Cnty, SD Hlth Fac
             Bethany Lutheran Home Proj
             Ser A (Prerefunded @
             12/01/12)...................................................         7.000   12/01/35        4,280,775

  2,000   Minnehaha Cnty, SD Hlth Fac Rev
             Bethany Lutheran Rfdg.......................................         5.375   12/01/27        1,695,380
  2,315   Minnehaha Cnty, SD Hlth Fac Rev
             Bethany Lutheran Rfdg.......................................         5.500   12/01/35        1,905,477
  6,285   Sioux Falls, SD Hlth Fac Rev Dow
             Rummel Vlg Proj Rfdg........................................         5.000   11/15/26        5,099,649
  3,250   Sioux Falls, SD Hlth Fac Rev Dow
             Rummel Vlg Proj Rfdg........................................         5.000   11/15/33        2,499,965
  1,750   Sioux Falls, SD Hlth Fac Rev Dow
             Rummel Vlg Proj Ser A
             (Prerefunded @ 11/15/12)....................................         6.625   11/15/23        1,991,045
  3,250   Sioux Falls, SD Hlth Fac Rev Dow
             Rummel Vlg Proj Ser A
             (Prerefunded @ 11/15/12)....................................         6.750   11/15/33        3,715,172
  9,475   Sioux Falls, SD Multi-Family Rev
             Hsg Inn On Westport Proj Rfdg
             A1 (Acquired 8/04/06,
             Cost $9,475,000) (c) .......................................         6.000   03/01/40        8,054,792
  1,600   Winner, SD Econ Dev Rev
             Winner Regl Hlthcare Ctr
             Rfdg (a) ...................................................         6.000   04/01/28        1,453,456
                                                                                                     --------------
                                                                                                         30,695,711
                                                                                                     --------------
          TENNESSEE 3.1%
  1,000   Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp First Mtg Impt &
             Rfdg Ser B (Prerefunded @
             7/01/12)....................................................         8.000   07/01/33        1,202,940
  1,200   Johnson City, TN Hlth & Ed
             Appalachian Christian Vlg Proj
             Ser A.......................................................         6.000   02/15/19        1,139,484
  1,000   Johnson City, TN Hlth & Ed
             Appalachian Christian Vlg Proj
             Ser A.......................................................         6.000   02/15/24          925,990
  8,330   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A.............................................         5.500   07/01/36        7,374,049
  5,000   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (Prerefunded
             @ 7/01/12)..................................................         7.500   07/01/25        5,919,500

  7,000   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (Prerefunded
             @ 7/01/12)..................................................         7.500   07/01/33        8,287,300
  1,200   Johnson City, TN Hlth & Ed Fac
             Brd Retirement Fac Rev
             Appalachian Christian Vlg Proj
             Ser A.......................................................         6.250   02/15/32        1,107,192
  7,000   Knox Cnty, TN Hlth Ed & Hsg Fac
             Brd Hosp Fac Rev Baptist Hlth
             Sys East TN.................................................         6.500   04/15/31        7,049,210
  3,300   Knox Cnty, TN Hlth Ed & Hsg Fac
             Brd Hosp Rev ARS Covenant
             Hlth Sub Ser B-2 (AGL
             Insd) (g) (l)...............................................         9.950   01/01/46        3,300,000
  2,700   Knox Cnty, TN Hlth Ed Hosp Fac
             Impt East TN Hosp Rfdg Ser B................................         5.750   07/01/33        2,608,983
  2,235   Memphis, TN Hlth Ed & Hsg Fac
             Brd Multi-Family Hsg Rev
             (AMT).......................................................         6.700   11/01/37        2,115,472
  4,850   Metropolitan Govt Nashville &
             Davidson Blakeford at Green
             Hills Rfdg..................................................         5.650   07/01/24        4,313,541
  1,900   Shelby Cnty, TN Hlth & Ed
             Germantown Vlg Ser A........................................         7.000   12/01/23        1,770,496
  8,000   Shelby Cnty, TN Hlth & Ed
             Germantown Vlg Ser A........................................         7.250   12/01/34        7,510,720
 10,000   Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Methodist
             Hlthcare (d) ...............................................         6.500   09/01/21       11,308,100
  2,025   Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Residential Care
             Germantown Vlg Ser A........................................         6.375   12/01/13        1,876,568
    375   Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Hlthcare Fac Kirby
             Pines Ser A.................................................         6.250   11/15/16          366,727
  7,000   Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Hlthcare Fac Kirby
             Pines Ser A.................................................         6.375   11/15/25        6,640,340

  4,500   Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj (Prerefunded @
             9/01/12)....................................................         6.250   09/01/32        5,040,585
 16,675   Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj Ser C ........................................         5.250   09/01/36       14,370,015
 36,000   Tennessee Energy Acquisition
             Corp Gas Rev Ser A (d) .....................................         5.250   09/01/22       33,771,785
                                                                                                     --------------
                                                                                                        127,998,997
                                                                                                     --------------
          TEXAS 7.7%
  1,805   Abia Dev Corp TX Arpt Fac Rev
             Aero Austin LP Proj (AMT)...................................         7.250   01/01/25        1,790,903
    110   Abia Dev Corp TX Arpt Fac Rev
             Austin Belly Port Dev LLC Proj
             Ser A (AMT).................................................         6.250   10/01/08          109,611
  3,775   Abia Dev Corp TX Arpt Fac Rev
             Austin Belly Port Dev LLC Proj
             Ser A (AMT).................................................         6.500   10/01/23        3,486,363
  2,000   Abilene, TX Hlth Fac Dev Corp
             Retirement Fac Rev Sears
             Methodist Retirement Ser A..................................         6.750   11/15/28        2,001,720
  5,000   Abilene, TX Hlth Fac Dev Corp
             Retirement Fac Rev Sears
             Methodist Retirement Ser A..................................         7.000   11/15/33        5,143,100
  7,660   Angelina & Neches Riv Auth TX
             Indl Dev Corp Environmental
             Aspen Pwr LLC Proj Ser A
             (AMT).......................................................         6.500   11/01/29        6,345,774
  1,700   Atlanta, TX Hosp Auth Fac Rev .................................         6.750   08/01/29        1,672,494
  2,500   Austin, TX Convention
             Enterprises Inc Convention Ctr
             Second Tier Rfdg Ser B......................................         5.750   01/01/34        2,158,225
  1,000   Austin, TX Convention
             Enterprises Inc First Tier Ser A
             (Prerefunded @ 1/01/11).....................................         6.700   01/01/28        1,091,790
  1,985   Austin-Bergstorm Landhost
             Enterprises Inc TX Arpt Hotel Sr
             Ser A ......................................................         6.750   04/01/27        1,402,819

 12,700   Bell Cnty, TX Hlth Fac Dev Corp
             Rev Hosp Scott White Mem Ser A-2 (FSA Insd) (g) (l).........         6.490   09/01/41       12,700,000
    750   Bexar Cnty, TX Hlth Fac Dev Corp
             Army Retirement Residence
             Proj (Prerefunded @ 7/01/12)................................         6.125   07/01/22          838,402
  1,000   Bexar Cnty, TX Hlth Fac Dev Corp
             Army Retirement Residence
             Proj (Prerefunded @ 7/01/12)................................         6.300   07/01/32        1,124,870
  3,315   Bexar Cnty, TX Hsg Fin Corp
             Multi-Family Hsg Rev Woodland
             Ridge Apt Proj Ser A (AMT)..................................         7.000   01/01/39        3,332,636
  5,000   Brazos Riv Auth TX Pollutn Ctl
             Rev TXU Energy Co Proj Rfdg
             Ser A (AMT).................................................         6.750   04/01/38        4,832,050
  9,500   Brazos Riv Auth TX Pollutn Ctl
             Rev TXU Energy Co Proj Rfdg
             Ser B (AMT).................................................         6.300   07/01/32        8,091,055
 10,000   Brazos Riv Auth TX Pollutn TX
             Util Co Ser A (AMT).........................................         7.700   04/01/33       10,044,600
  1,000   Brazos Riv Auth TX Rev Reliant
             Energy Inc Proj Rfdg Ser A..................................         5.375   04/01/19          921,740
  2,000   Comal Cnty, TX Hlth Fac Dev
             Hlthcare Sys McKenna Mem
             Proj Ser A (Prerefunded @
             2/01/13)....................................................         6.125   02/01/22        2,227,780
  3,000   Comal Cnty, TX Hlth Fac Dev
             Hlthcare Sys McKenna Mem
             Proj Ser A (Prerefunded @ 2/01/13)..........................         6.250   02/01/32        3,358,440
  6,000   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg.......................         7.250   04/01/32        5,797,800
  1,000   Dallas-Fort Worth, TX Intl Arpt
             Impt Jt Ser A (FGIC Insd)
             (AMT).......................................................         6.000   11/01/28        1,003,330
  3,000   Dallas-Fort Worth, TX Intl Arpt
             Impt Jt Ser A (FGIC Insd)
             (AMT).......................................................         6.000   11/01/32        3,009,600

  8,000   Decatur, TX Hosp Auth Hosp
             Wise Regl Hlth Sys Ser A....................................         7.000   09/01/25        8,018,560
  5,000   Decatur, TX Hosp Auth Hosp
             Wise Regl Hlth Sys Ser A....................................         7.125   09/01/34        5,069,900
    920   Grand Prairie, TX Hsg Fin Corp (b).............................   7.500/3.750   07/01/17          810,759
  1,000   Grand Prairie, TX Hsg Fin
             Corp (a)(b) ................................................   7.625/3.813   01/01/20          860,540
  7,390   Grand Prairie, TX Hsg Fin Corp (b).............................   7.750/2.580   01/01/34        6,040,290
  1,980   Grapevine, TX Indl Dev Corp Rev
             Sr Air Cargo (AMT)..........................................         6.500   01/01/24        1,972,040
  1,170   Gregg Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Good Shepherd
             Ser A.......................................................         6.375   10/01/21        1,200,479
  2,070   Gregg Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Good Shepherd
             Ser A.......................................................         6.500   10/01/26        2,120,819
  1,830   Gregg Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Good Shepherd
             Ser A (Prerefunded @ 10/01/12)..............................         6.375   10/01/21        2,051,192
  1,220   Gregg Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Good Shepherd
             Ser A (Prerefunded @ 10/01/12)..............................         6.500   10/01/29        1,373,866
    780   Gregg Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Good Shepherd
             Ser A (Prerefunded @ 10/01/12)(a)...........................         6.500   10/01/29          796,013
  1,050   Gulf Coast Waste Disp Auth
             Valero Energy Corp Proj (AMT)...............................         5.700   04/01/32          939,025
  9,150   Harris Cnty, TX Hlth Fac Dev
             Corp Hosp Rev ARS Baylor
             College Med Ser A-4 (AMBAC
             Insd) (g) (l)...............................................         8.440   11/15/47        9,150,000
  1,550   Harris Cnty, TX Hlth Fac Dev
             Corp Rev ARS Christus Hlth Ser A-3 (FSA Insd) (g) (l).......         7.440   07/01/31        1,550,000

  6,335   Harris Cnty, TX Hlth Fac Dev
             Corp Rev St Lukes Episcopal
             Hosp Ser A (d) .............................................         5.500   02/15/19        6,792,785
  3,295   Harris Cnty, TX Hlth Fac Dev
             Corp Rev St Lukes Episcopal
             Hosp Ser A (d) .............................................         5.625   02/15/17        3,533,106
  1,385   Harris Cnty, TX Hlth Fac Dev
             Corp Rev St Lukes Episcopal
             Hosp Ser A (d) .............................................         5.625   02/15/18        1,485,084
  4,300   HFDC Cent TX Inc Retirement
             Ser A.......................................................         5.500   02/15/27        3,670,480
  5,550   HFDC Cent TX Inc Retirement
             Ser A.......................................................         5.500   02/15/37        4,502,327
  8,100   HFDC Cent TX Inc Retirement
             Ser A.......................................................         5.625   11/01/26        7,016,463
  2,000   HFDC Cent TX Inc Retirement
             Ser A.......................................................         5.750   11/01/36        1,692,300
  5,465   Hidalgo Cnty, TX Hlth Svc Mission
             Hosp Inc Proj...............................................         6.875   08/15/26        5,521,563
  4,630   Hidalgo Cnty, TX Hlth Svc Mission
             Hosp Inc Proj (Prerefunded @ 8/15/08).......................         6.875   08/15/26        4,720,887
    500   Houston, TX Hlth Fac Dev Corp
             Buckingham Sr Living Cmnty
             Ser A (Prerefunded @ 2/15/14)...............................         7.000   02/15/23          593,025
  4,000   Houston, TX Hlth Fac Dev Corp
             Buckingham Sr Living Cmnty
             Ser A (Prerefunded @ 2/15/14)...............................         7.125   02/15/34        4,768,400
  3,985   Houston, TX Indl Dev Corp Rev Sr
             Air Cargo (AMT).............................................         6.375   01/01/23        3,922,714
 20,000   Houston, TX Util Sys Rev Rfdg
             Ser A (MBIA Insd) (d) ......................................         5.250   05/15/27       19,736,600
  2,500   Lubbock, TX Hlth Fac Dev Corp
             Rev First Mtg Carillon Proj Rfdg
             Ser A.......................................................         6.500   07/01/26        2,377,875

  5,000   Lubbock, TX Hlth Fac Dev Corp
             Rev First Mtg Carillon Proj Rfdg
             Ser A.......................................................         6.625   07/01/36        4,775,550
  1,500   Lubbock, TX Hlth Fac Dev Corp
             Rev First Mtg Carillon Proj Ser A
             (Prerefunded @ 7/01/09).....................................         6.500   07/01/29        1,601,370
  2,500   Lufkin, TX Hlth Fac Dev Corp Hlth
             Sys Rev Mem Hlth Sys East TX................................         5.500   02/15/37        2,166,925
  8,570   Meadow Parc Dev Inc TX
             Multi-Family Rev Hsg Meadow
             Parc Apt Proj...............................................         6.500   12/01/30        8,375,032
  1,000   Mesquite, TX Hlth Fac Dev Corp
             Retirement Fac Christian Care
             Ctr Ser A (Prerefunded @
             2/15/10)....................................................         7.625   02/15/28        1,095,350
    800   Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj........................................................         6.625   01/01/11          792,800
  2,500   Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj........................................................         7.250   01/01/31        2,510,600
  2,000   Midlothian, TX Dev Auth Tax
             (Acquired 12/02/04,
             Cost $2,000,000) (c) .......................................         6.200   11/15/29        1,879,880
  2,000   Midlothian, TX Dev Auth Tax
             (Prerefunded @ 5/15/11).....................................         7.875   11/15/26        2,301,180
  3,585   Orange, TX Hsg Dev Corp
             Multi-Family Rev Hsg Vlg at
             Pine Hallow.................................................         8.000   03/01/28        3,623,109
  3,000   Richardson, TX Hosp Auth Rev
             Richardson Regl Impt & Rfdg.................................         6.000   12/01/34        2,828,640
 20,000   SA Energy Acquisition Pub Fac
             Corp TX Gas Supply Rev Gas
             Supply Rev (d) .............................................         5.500   08/01/21       19,402,835
  2,000   Sabine River Auth TX Pollutn Ctl
             Rev TX Elec Proj Rfdg Ser A (AMT)...........................         6.450   06/01/21        1,808,880

  1,780   San Antonio, TX Hsg Fin Corp
             Multi-Family Hsg Rev Marbach
             Manor Apt Proj Ser A (AMT) (k) .............................         8.125   06/01/27        1,513,427
  4,000   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac Air
             Force Vlg Oblig Group.......................................         5.125   05/15/37        3,384,800
  1,250   Tarrant Cnty, TX Cultural Ed
             Northwest Sr Hsg Edgemere
             Proj Ser A..................................................         6.000   11/15/26        1,157,938
  2,000   Texas St Pub Fin Auth Sch
             Excellence Ed Proj Ser A
             (Acquired 12/02/04,
             Cost $1,986,049) (c) .......................................         7.000   12/01/34        2,008,760
  1,000   Texas St Student Hsg Corp MSU
             Proj Midwestern St Univ.....................................         6.500   09/01/22        1,011,860
  4,375   Texas St Student Hsg Corp MSU
             Proj Midwestern St Univ.....................................         6.500   09/01/34        4,339,475
  6,200   Tomball, TX Hosp Auth Rev Hosp
             Tomball Regl Hosp...........................................         6.000   07/01/29        5,968,678
  3,110   Tyler, TX Hlth Fac Dev Corp Hosp
             Rev Rfdg & Impt East TX Med
             Ctr Ser A...................................................         5.250   11/01/32        2,618,309
 11,155   Tyler, TX Hlth Fac Dev Corp Hosp
             Rev Rfdg & Impt East TX Med
             Ctr Ser A...................................................         5.375   11/01/37        9,410,246
 10,000   University, TX Univ Rev Fin Sys
             Ser D (d) ..................................................         5.000   08/15/29       10,692,275
 15,000   University, TX Univ Rev Fin Sys
             Ser D (d) ..................................................         5.000   08/15/34       16,038,413
  7,585   Wichita Cnty, TX Hlth Fac Rolling
             Meadows Fac Rfdg Ser A......................................         6.250   01/01/28        7,184,740
  4,500   Woodhill Pub Fac Corp TX
             Hsg-Woodhill Apt Proj.......................................         7.500   12/01/29        4,112,055
                                                                                                     --------------
                                                                                                        317,375,321
                                                                                                     --------------
          UTAH 0.3%
  1,397   Eagle Mountain, UT Spl Assmt
             Spl Impt Dist No 2000 1.....................................         8.250   02/01/21        1,446,831
    500   Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (a) (k) (m)...................................         7.600   09/01/06          138,750

  1,000   Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (k) (m).......................................         7.800   09/01/15          277,500
  9,145   Mountain Regl Wtr Spl Svc Dist
             UT Spl Impt Dist No 2002-1..................................         7.000   12/01/18        9,167,222
  2,345   Utah St Hsg Fin Agy Rev RHA
             Cmnty Svc Proj Ser A........................................         6.875   07/01/27        2,230,658
                                                                                                     --------------
                                                                                                         13,260,961
                                                                                                     --------------
          VERMONT 0.4%
  1,155   Vermont Econ Dev Auth Rev Mtg
             Wake Robin Corp Proj Ser B
             (Prerefunded @ 3/01/09).....................................         6.750   03/01/24        1,220,269
  3,720   Vermont Econ Dev Auth Rev Mtg
             Wake Robin Corp Proj Ser B
             (Prerefunded @ 3/01/09).....................................         6.750   03/01/29        3,930,217
  1,375   Vermont Ed & Hlth Bldg Fin Agy
             Rev Bennington College Proj (a) ............................         6.500   10/01/14        1,401,730
  4,130   Vermont Ed & Hlth Bldg Fin Agy
             Rev Bennington College Proj.................................         6.625   10/01/29        4,133,345
  1,290   Vermont Ed & Hlth Bldg Fin Agy
             Rev Dev & Mental Hlth Ser A.................................         6.375   06/15/22        1,314,510
  2,170   Vermont Ed & Hlth Bldg Fin Agy
             Rev Dev & Mental Hlth Ser A.................................         6.500   06/15/32        2,196,756
    250   Vermont Ed & Hlth Bldg Fin Agy
             Rev VT Council Dev Mental Hlth
             Ser A.......................................................         6.000   12/15/09          257,638
  1,930   Vermont Ed & Hlth Bldg Fin Agy
             Rev VT Council Dev Mental Hlth
             Ser A.......................................................         6.125   12/15/14        1,987,765
  1,325   Vermont Ed & Hlth Bldg Fin Agy
             Rev VT Council Dev Mental Hlth
             Ser A.......................................................         6.250   12/15/19        1,350,997
                                                                                                     --------------
                                                                                                         17,793,227
                                                                                                     --------------
          VIRGINIA 3.6%
  1,400   Albemarle Cnty, VA Indl Dev Auth
             Residential Care Fac Mt
             Westminster Canterbury Rfdg.................................         5.000   01/01/24        1,237,740
  1,250   Albemarle Cnty, VA Indl Dev Auth
             Residential Care Fac Mt
             Westminster Canterbury Rfdg.................................         5.000   01/01/31        1,032,863

  2,500   Albemarle Cnty, VA Indl Dev Auth
             Residential Care Fac Ser A
             (Prerefunded @ 1/01/12).....................................         6.200   01/01/31        2,744,600
  2,000   Bedford Cnty, VA Indl Dev Auth
             Nekoosa Packaging Proj Rfdg
             (AMT).......................................................         6.300   12/01/25        1,786,960
  1,900   Bedford Cnty, VA Indl Dev Auth
             Nekoosa Packaging Proj Rfdg
             Ser A (AMT).................................................         6.550   12/01/25        1,744,162
    530   Bell Creek Cmnty Dev Auth VA
             Spl Assmt Ser A.............................................         6.750   03/01/22          538,178
  3,785   Bell Creek Cmnty Dev Auth VA
             Spl Assmt Ser B (a) ........................................         7.000   03/01/32        3,861,873
 10,000   Broad Str Cmnty Dev Auth VA ...................................         7.500   06/01/33       10,327,800
  1,463   Celebrate, VA North Cmnty Dev
             Auth Spl Assmt Rev Celebrate
             VA North Proj Ser B.........................................         6.600   03/01/25        1,421,582
  8,000   Celebrate, VA North Cmnty Dev
             Auth Spl Assmt Rev Celebrate
             VA North Proj Ser B.........................................         6.750   03/01/34        7,665,280
  5,000   Celebrate, VA South Cmnty Dev
             Celebrate VA South Proj.....................................         6.250   03/01/37        4,283,300
  4,000   Chesterfield Cnty, VA Indl Dev
             Elec & Pwr Ser A............................................         5.875   06/01/17        4,169,280
  2,425   Dulles Town Ctr Cmnty Dev Auth
             Dulles Town Ctr Proj........................................         6.250   03/01/26        2,313,038
  3,500   Fairfax Cnty, VA Econ Dev Auth
             Living Lewinsville Retirement
             Villa Ser A.................................................         5.250   03/01/32        2,825,515
  1,500   Farms New Kent, VA Cmnty Dev
             Ser B.......................................................         5.450   03/01/36        1,142,850
  2,500   Farms New Kent, VA Cmnty Dev
             Ser C.......................................................         5.800   03/01/36        1,982,400
  4,000   Henrico Cnty, VA Econ Dev Auth
             Residential Care Fac Rev Utd
             Methodist Rfdg Ser A........................................         6.500   06/01/22        4,049,000

    795   Henrico Cnty, VA Econ Dev Auth
             Residential Care Fac Rev Utd
             Methodist Rfdg Ser A
             (Prerefunded @ 6/01/12).....................................         6.700   06/01/27          895,655
  2,205   Henrico Cnty, VA Econ Dev Auth
             Residential Care Fac Rev Utd
             Methodist Rfdg Ser A........................................         6.700   06/01/27        2,229,255
  5,200   Isle Wight Cnty, VA Indl Dev Auth
             Environment Impt Rev Ser A (AMT)............................         5.700   11/01/27        4,763,408
  1,200   James City Cnty, VA Indl Dev
             Auth Residential Care Fac Rev
             First Mtg Williamsburg Rfdg Ser A...........................         6.000   03/01/23        1,177,344
  3,000   James City Cnty, VA Indl Dev
             Auth Residential Care Fac Rev
             First Mtg Williamsburg Rfdg Ser A...........................         6.125   03/01/32        2,935,440
  6,000   Norfolk, VA Econ Dev Auth Hosp
             Fac Rev ARS Sentara Hlthcare
             Ser B (FSA Insd) (g) (l)....................................         4.900   11/01/34        6,000,000
    500   Norfolk, VA Redev & Hsg Auth
             First Mtg Retirement Cmnty Ser A............................         6.000   01/01/25          467,555
  1,950   Norfolk, VA Redev & Hsg Auth
             First Mtg Retirement Cmnty Ser A............................         6.125   01/01/35        1,804,159
  5,000   Peninsula Town Ctr Cmnty Dev
             Auth VA Spl Oblig...........................................         6.450   09/01/37        4,419,800
  2,840   Prince William Cnty, VA Indl Dev
             First Mtg Westminster Lake Rfdg.............................         5.125   01/01/26        2,481,109
  5,305   Richmond, VA Redev & Hsg Auth
             Multi-Family Rev Rfdg Ser A (a) ............................         6.250   12/15/21        5,101,925
  7,000   Roanoke Cnty, VA Indl Dev Auth
             Glebe Inc Ser A.............................................         6.300   07/01/35        4,731,300

  5,000   Roanoke, VA Indl Dev Auth Hosp
             Rev ARS Carilion Hlth Sys Ser A-1
             (FSA Insd) (g) (l)..........................................         6.490   07/01/36        5,000,000
  7,000   Tobacco Settlement Fin Corp
             VA (d) .....................................................         5.625   06/01/37        7,708,365
  3,953   Virginia Gateway Cmnty Dev
             Prince William Cnty.........................................         6.375   03/01/30        3,758,315
  1,700   Virginia Small Business Fin Auth
             Rev Indl Dev SIL Clean Wtr Proj
             (AMT) (k) ..................................................         7.250   11/01/24           55,250
    365   Virginia Small Business Fin Indl
             Dev SIL Clean Wtr Proj
             (AMT) (k) ..................................................         7.250   11/01/09           11,862
 48,225   Virginia St Hsg Auth Dev Auth Ser D1
             (AMT) (d) ..................................................         4.900   01/01/33       42,528,097
                                                                                                     --------------
                                                                                                        149,195,260
                                                                                                     --------------
          WASHINGTON 1.6%
  5,000   Kalispel Tribe Indians Priority Dist
             WA Rev......................................................         6.750   01/01/38        4,691,100
  2,000   Kennewick, WA Pub Hosp Dist
             Impt & Rfdg.................................................         6.300   01/01/25        1,856,400
    510   King Cnty, WA Pub Hosp Dist No 004
             Snoqualmie Vly Hosp.........................................         7.000   12/01/11          522,388
    400   King Cnty, WA Pub Hosp Dist No 004
             Snoqualmie Vly Hosp.........................................         7.250   12/01/15          409,368
  2,000   Skagit Cnty, WA Pub Hosp Dist
             Rfdg........................................................         6.000   12/01/18        2,024,000
  1,000   Skagit Cnty, WA Pub Hosp Dist
             Rfdg........................................................         6.000   12/01/23          990,850
  2,315   Tobacco Settlement Auth WA Tob
             Settlement Rev..............................................         6.500   06/01/26        2,342,363
  8,315   Tobacco Settlement Auth WA Tob
             Settlement Rev..............................................         6.625   06/01/32        8,333,958
  6,100   Washington St Hsg Fin Commn
             Nonprofit Rev Skyline at First
             Hill Proj Ser A.............................................         5.625   01/01/38        5,071,357
 10,320   Washington St Mtr Vehicle Fuel
             Ser B (MBIA Insd) (d) ......................................         5.000   07/01/26       10,071,743

 11,630   Washington St Mtr Vehicle Fuel
             Ser B (MBIA Insd) (d) ......................................         5.000   07/01/29       11,350,229
 17,340   Washington St Ser A (FSA
             Insd) (d) ..................................................         5.000   07/01/29       16,851,532
                                                                                                     --------------
                                                                                                         64,515,288
                                                                                                     --------------
          WEST VIRGINIA 0.2%
  8,250   Harrison Cnty, WV Cnty Commn
             Solid Waste Disp Rev Allegheny
             Energy Rfdg Ser D (AMT).....................................         5.500   10/15/37        7,373,520
  1,250   Randolph Cnty, WV Bldg Commn
             Rev Crossover Elkins Regl Proj
             Rfdg........................................................         6.125   07/01/23        1,144,700
                                                                                                     --------------
                                                                                                          8,518,220
                                                                                                     --------------
          WISCONSIN 2.3%
  6,405   Badger Tob Asset Sec Corp WI ..................................         6.375   06/01/32        6,291,760
  4,180   Baldwin, WI Hosp Rev Mtg Ser A ................................         6.375   12/01/28        3,947,968
  3,750   Hudson, WI Fac Hlthcare Rev
             Christian Cmnty Home Inc Proj...............................         6.500   04/01/33        3,586,987
  2,300   Milwaukee, WI Rev Sub Air Cargo
             (AMT).......................................................         7.500   01/01/25        2,365,136
  2,500   Waukesha, WI Redev Auth Hsg
             Sr Kirkland Crossings Proj
             Rfdg........................................................         5.600   07/01/41        2,256,800
  1,000   Wisconsin Hlth & Ed Fac Auth
             Rev Eastcastle Pl Inc Proj..................................         6.000   12/01/24          900,750
  4,400   Wisconsin Hlth & Ed Fac
             Eastcastle Pl Inc Proj......................................         6.125   12/01/34        3,965,984
  6,000   Wisconsin St Hlth & Ed Fac Auth
             Rev Aurora Hlthcare.........................................         6.400   04/15/33        6,113,040
  8,725   Wisconsin St Hlth & Ed Fac Auth
             Rev Aurora Hlthcare Inc Ser A...............................         5.600   02/15/29        7,888,098
  4,750   Wisconsin St Hlth & Ed Fac Auth
             Rev Clement Manor Rfdg......................................         5.750   08/15/24        4,249,540
 10,000   Wisconsin St Hlth & Ed Fac Auth
             Rev Ministry Hlthcare Ser A
             (MBIA Insd) (d) ............................................         5.250   02/15/32        9,404,790
  2,750   Wisconsin St Hlth & Ed Fac Auth
             Rev New Castle Pl Proj Ser A................................         7.000   12/01/31        2,752,337

  1,250   Wisconsin St Hlth & Ed Fac Auth
             Rev Oakwood Vlg Proj Ser A..................................         7.625   08/15/30        1,322,587
  1,115   Wisconsin St Hlth & Ed Fac Auth
             Rev Spl Term Middleton Glen
             Inc Proj (a) ...............................................         5.750   10/01/18        1,030,338
  2,485   Wisconsin St Hlth & Ed Fac Auth
             Rev Spl Term Middleton Glen
             Inc Proj....................................................         5.750   10/01/28        2,168,212
    335   Wisconsin St Hlth & Ed Fac Auth
             Rev Spl Term Middleton Glen
             Inc Proj (a) ...............................................         5.900   10/01/28          298,267
  1,200   Wisconsin St Hlth & Ed Fac Auth
             Rev Tomah Mem Hosp Inc
             Proj........................................................         6.500   07/01/23        1,164,240
  1,000   Wisconsin St Hlth & Ed Fac Auth
             Rev Tomah Mem Hosp Inc Proj
             Ser B.......................................................         6.625   07/01/28          967,930
  2,000   Wisconsin St Hlth & Ed Fac
             Beaver Dam Cmnty Hosp Inc
             Ser A.......................................................         6.500   08/15/24        2,001,440
  2,000   Wisconsin St Hlth & Ed Fac
             Beaver Dam Cmnty Hosp Inc
             Ser A.......................................................         6.500   08/15/26        1,942,460
  1,000   Wisconsin St Hlth & Ed Fac
             Beaver Dam Cmnty Hosp Inc
             Ser A.......................................................         6.750   08/15/34        1,008,530
    250   Wisconsin St Hlth & Ed Fac Blood
             Ctr Southeastn Proj.........................................         5.500   06/01/24          245,763
    750   Wisconsin St Hlth & Ed Fac Blood
             Ctr Southeastn Proj.........................................         5.750   06/01/34          729,150
  1,090   Wisconsin St Hlth & Ed Fac
             Cmnty Mem Hosp Inc Proj.....................................         7.125   01/15/22        1,117,337
  2,355   Wisconsin St Hlth & Ed Fac
             Cmnty Mem Hosp Inc Proj.....................................         7.250   01/15/33        2,422,565
  2,380   Wisconsin St Hlth & Ed Fac
             Divine Savior Hlthcare Ser C
             (Prerefunded @ 5/01/12).....................................         7.500   05/01/32        2,722,744
    330   Wisconsin St Hlth & Ed Fac
             Froedert & Cmnty............................................         5.375   10/01/30          330,314

  3,000   Wisconsin St Hlth & Ed Fac
             Hlthcare Dev Inc Proj
             (Prerefunded @ 11/15/09)....................................         6.250   11/15/28        3,197,580
  2,000   Wisconsin St Hlth & Ed Fac
             Oakwood Vlg Proj Ser A
             (Prerefunded @ 8/15/10).....................................         7.000   08/15/19        2,201,720
  2,250   Wisconsin St Hlth & Ed Fac
             Southwest Hlth Ctr A........................................         6.250   04/01/34        2,065,118
  3,760   Wisconsin St Hlth & Ed Fac
             Synergy Hlth Inc............................................         6.000   11/15/23        3,692,170
  5,800   Wisconsin St Hlth & Ed Fac
             Synergy Hlth Inc............................................         6.000   11/15/32        5,424,798
  2,750   Wisconsin St Hlth & Ed Fac Utd
             Lutheran Pgm for the Aging..................................         5.700   03/01/28        2,401,547
                                                                                                     --------------
                                                                                                         92,178,000
                                                                                                     --------------
          WYOMING 0.1%
  2,000   Sweetwater Cnty, WY Solid
             Waste Disp Rev FMC Corp Proj
             Rfdg (AMT)..................................................         5.600   12/01/35        1,752,900
  2,100   Teton Cnty, WY Hosp Dist Hosp
             Rst Johns Med Ctr...........................................         6.750   12/01/22        2,094,855
                                                                                                     --------------
                                                                                                          3,847,755
                                                                                                     --------------
          PUERTO RICO 0.1%
  5,000   Puerto Rico Indl Tourist Ed &
             Trans Mem Mennonite Gen
             Hosp Proj Ser A.............................................         6.500   07/01/26        4,648,500
                                                                                                     --------------
TOTAL INVESTMENTS 114.2%
   (Cost $4,911,863,614).................................................                             4,679,760,762
   LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (13.9%)
       (Cost ($572,895,000))
       (572,895) Notes with interest rates ranging from 3.17% to 5.24% at
                    February 29, 2008 and contractual maturities of
                    collateral ranging from 2017 to 2046.(n)                                           (572,895,000)
                                                                                                     --------------
TOTAL NET INVESTMENTS 100.3%
   (Cost $4,338,968,614).................................................                             4,106,865,762
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%).............................                               (10,218,425)
                                                                                                     --------------
NET ASSETS 100.0%........................................................                            $4,096,647,337
                                                                                                     --------------

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.6% of net assets.

(d)  Underlying security related to Inverse Floater entered into by the Fund.

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g)  Variable Rate Coupon.

(h)  Security purchased on a when-issued or delayed delivery basis.

(i)  Escrowed to Maturity.

(j)  Inverse Floating Rate.

(k)  Non-income producing security.

(l) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(m)  This issuer is currently in Liquidation.

(n) Floating Rate Notes. The interest rate shown reflects the rates in effect at February 29, 2008.

ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
GTY AGMT - Guarantee Agreement
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund's investments carried at value:

                              INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                SECURITIES        INSTRUMENTS*
---------------------------   ---------------   ---------------
Level 1 - Quoted Prices        $          -0-        $ -0-
Level 2 - Other Significant
Observable Inputs               4,679,760,762          -0-
Level 3 - Significant
Unobservable Inputs                       -0-         (-0-)
                               --------------        ------
TOTAL                          $4,679,760,762        $(-0-)
                               --------------        ------

*    Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 17, 2008

By: /s/ Stuart N. Schuldt
   ----------------------
Name: Stuart N.Schuldt
Title: Principal Financial Officer
Date: April 17, 2008